Consolidated Schedule of Investments (unaudited) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a) — 0.2%
522 Funding CLO Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.62%, 04/20/30(b)	USD	500	$500,000
AGL Core CLO 5 Ltd.(b)
Series 2020-5A, Class A2, (3 mo. LIBOR US + 2.35%), 2.57%, 07/20/30		1,500	1,501,510
Series 2020-5A, Class B, (3 mo. LIBOR US + 2.78%), 3.00%, 07/20/30		2,025	2,037,203
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29(b)		373	373,588
ALM VII Ltd., Series 2012 - 7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 1.41%, 07/15/29(b)		250	250,000
Apidos CLO APID, 1.72%, 04/20/31(b)		500	500,250
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.77%, 07/16/31(b)		400	393,196
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.84%, 04/15/33(b)		250	249,392
Atrium XII, Series 12A, Class BR, (3 mo. LIBOR US + 1.35%), 1.57%, 04/22/27(b)		695	683,139
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 11/21/30(b)		600	597,551
Bain Capital Credit CLO Ltd.(b)
Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.96%), 1.18%, 04/23/31		250	249,993
Series 2020-2A, Class B1, (3 mo. LIBOR US + 2.50%), 2.72%, 07/21/31		1,575	1,569,600
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.97%, 01/17/33(b)		500	495,772
Benefit Street Partners CLO VI Ltd., Series 2015- VIA, Class A1R, (3 mo. LIBOR US + 1.24%), 1.46%, 10/18/29(b)		250	250,134
Benefit Street Partners CLO VIII Ltd., Series 2015- 8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.32%, 01/20/31(b)		1,000	999,999
Birch Grove CLO Ltd., Series 19X, Class A, (3 mo. LIBOR US + 1.49%), 1.71%, 06/15/31		3,342	3,345,767
BlueMountain CLO Ltd., Series 2014-2A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.97%, 10/20/30(b)		465	464,164
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 1.74%, 07/15/31(b)		1,495	1,496,408
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 1.37%, 10/20/31(b)		250	250,000
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class C, (3 mo. LIBOR US + 2.70%), 2.92%, 04/20/31(b)		1,665	1,669,026
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class B, (3 mo. LIBOR US + 1.98%), 2.20%, 10/20/32(b)		250	249,051
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3 mo. LIBOR US + 1.35%), 1.57%, 04/20/29(b)		892	889,281
Cedar Funding IV CLO Ltd., Series 2014-4A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/23/30(b)		250	250,198

Security		Par (000)	Value

Cayman Islands (continued)
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.20%, 04/20/31(b)	USD	800	$799,446
Elevation CLO 2017-7 Ltd., Series 2017-7A, Class A, (3 mo. LIBOR US + 1.22%), 1.46%, 07/15/30(b)		250	250,052
Elmwood CLO II Ltd.(b)
Series 2019-2A, Class A, (3 mo. LIBOR US + 1.45%), 1.67%, 04/20/31		450	450,487
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.10%), 2.32%, 04/20/31		825	826,176
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.90%), 3.12%, 04/20/31		750	751,273
Figueroa CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.10%), 2.34%, 01/15/27(b)		500	492,714
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.17%, 04/17/31(b)		437	437,490
Flatiron CLO 19 Ltd., Series 2019-1A, Class A, (3 mo. LIBOR US + 1.32%), 1.54%, 11/16/32(b)		500	501,125
Fort Washington CLO Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 2.10%), 2.32%, 10/20/32(b)		250	250,677
Goldentree Loan Management US Clo 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.77%, 04/20/30(b)		250	246,292
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.81%, 10/29/29(b)		500	500,435
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. LIBOR US + 1.29%), 1.51%, 04/15/33(b)		500	499,999
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.58%, 04/15/33(b)		250	250,663
Kayne CLO 8 Ltd., Series 2020-8A, Class A1, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/31(b)		500	502,396
KKR CLO 17 Ltd., Series 17, Class A, (3 mo. LIBOR US + 1.34%), 1.58%, 04/15/29(b)		500	499,999
KVK CLO 2018-1 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.93%), 1.15%, 05/20/29(b)		215	215,082
LCM XVIII LP, Series 18A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.24%, 04/20/31(b)		250	250,000
Madison Park Funding XXV Ltd., 1.97%, 04/25/29(b)		350	350,170
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, (3 mo. LIBOR US + 1.20%), 1.41%, 07/29/30(b)		461	461,967
Madison Park Funding XXXVI Ltd., Series 2019- 36A, Class B1, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/33(b)		1,481	1,481,515
Neuberger Berman CLO XXII Ltd., Series 2016- 22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.87%, 10/17/30(b)		250	249,999
OCP CLO Ltd.(b)
Series 2016-11A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.97%, 10/26/30		500	493,930
Series 2017-13A, Class A2A, (3 mo. LIBOR US + 1.80%), 2.04%, 07/15/30		1,146	1,146,135

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.18%, 04/16/31(b)	USD	711	$709,621
Octagon Investment Partners 29 Ltd., Series 2016- 1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.40%, 01/24/33(b)		250	250,285
Octagon Investment Partners 46 Ltd.(b)
Series 2020-2A, Class A, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/33		2,750	2,758,402
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.44%, 07/15/33		800	802,261
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3 mo. LIBOR US + 1.25%), 1.47%, 10/19/32(b)		350	350,382
OHA Credit Funding Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/32(b)		922	921,802
Palmer Square CLO Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.25%, 04/18/31(b)		250	250,000
Palmer Square Loan Funding Ltd.(b)
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/26		1,750	1,746,886
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.45%), 1.67%, 11/15/26		625	624,998
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.62%, 01/20/27		1,296	1,296,951
Park Avenue Institutional Advisers CLO Ltd.(b)
1.41%, 08/23/31		500	500,001
1.75%, 02/14/34		500	500,000
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.70%), 1.92%, 11/14/29		500	491,716
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.22%, 05/15/32		250	248,602
Rockford Tower CLO Ltd.(b)
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/29		500	489,467
Series 2018-1A, Class A, 1.32%, 05/20/31		250	250,091
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 1.39%, 07/25/31(b)		250	249,998
RR 11 Ltd., Series 2020-11A, Class A2, (3 mo. LIBOR US + 2.10%), 2.34%, 10/15/31(b)		875	877,769
RR 2 Ltd., Series 2017-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.84%, 10/15/29(b)		1,147	1,125,500
Signal Peak CLO 3 Ltd., Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 07/23/29(b)(c)		500	497,550
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.33%, 04/25/31(b)		300	300,115
Sixth Street CLO XVI Ltd., Series 2020-16A, Class B, (3 mo. LIBOR US + 1.85%), 2.04%, 10/20/32(b)		710	711,777
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 1.53%, 01/25/32(b)		1,186	1,188,064
TICP CLO XII Ltd., Class 12A, 1.89%, 01/15/31(b)		1,120	1,103,228
TICP CLO XIV Ltd.(b)
Series 2019-14A, Class A1A, (3 mo. LIBOR US + 1.34%), 1.56%, 10/20/32		500	501,079

Security		Par (000)	Value

Cayman Islands (continued)
TICP CLO XIV Ltd.(b) (continued)
Series 2019-14A, Class A1B, (3 mo. LIBOR US + 1.70%), 1.92%, 10/20/32	USD	500	$497,192
TRESTLES CLO III Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.55%, 01/20/33(b)		2,489	2,494,008
Trinitas CLO XIV Ltd.(b)
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 01/25/34		473	471,822
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 3.24%, 01/25/34		1,023	1,021,997
Tryon Park CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.74%, 04/15/29(b)		431	430,700
Voya CLO Ltd., Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 1.37%, 10/18/31(b)		249	249,139
Whitebox Clo II Ltd., Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.99%, 10/24/31(b)		1,285	1,289,874
York CLO 3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.97%, 10/20/29(b)		2,025	2,026,973
York CLO 6 Ltd., Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.35%), 1.57%, 07/22/32(b)		3,122	3,125,199

			61,526,693

Ireland(a) — 0.1%
Anchorage Capital Europe CLO 2 DAC, Series 2A, Class B, 1.80%, 05/15/31(b)	EUR	500	606,011
Aqueduct European CLO DAC
Series 2019-4A, Class B1, (3 mo. Euribor + 1.80%), 1.80%, 07/15/32(b)		475	575,765
Series 2019-4X, Class B1, (3 mo. Euribor + 1.80%), 1.80%, 07/15/32		593	718,797
Arbour CLO II DAC, Series 2014-2X, Class B2R, (3 mo. Euribor + 1.50%), 1.50%, 05/15/30		375	455,507
Ares European CLO XI BV, Series 11X, Class B1, (3 mo. Euribor + 1.85%), 1.85%, 04/15/32		593	720,517
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. Euribor + 1.05%), 1.05%, 04/15/31		134	160,112
Avoca CLO XVII Designated Activity Co.
Series 17A, Class B1R, (3 mo. Euribor + 1.70%), 1.70%, 10/15/32(b)		500	605,055
Series 17X, Class AR, (3 mo. Euribor + 0.96%), 0.96%, 10/15/32		406	492,674
Cairn CLO XII DAC, Series 2020-12A, Class B, (3 mo. Euribor + 2.30%), 2.30%, 04/15/33(b)(c)		460	563,592
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. Euribor + 1.60%), 1.60%, 04/15/33		593	711,845
Harvest CLO XVIII DAC, Series 18X, Class B, 1.20%, 10/15/30		662	795,907
Holland Park CLO DAC, Series 1X, Class A1RR, (3 mo. Euribor + 0.92%), 0.92%, 11/14/32		390	470,789
Invesco Euro CLO II DAC, Series 2X, Class B1, (3 mo. Euribor + 1.80%), 1.80%, 08/15/32		593	718,818
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class B1, (3 mo. Euribor + 1.55%), 1.55%, 02/21/30		460	557,844
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, 1.20%, 01/20/32		456	548,930
OCP Euro CLO DAC, Series 2017-2X, Class B, 1.35%, 01/15/32		456	551,726

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, (3 mo. Euribor + 1.85%), 1.85%, 12/20/31	EUR	593	$722,083
RRE 2 Loan Management DAC, Series 2A, Class B, (3 mo. Euribor + 1.80%), 1.80%, 01/15/32(b)		715	866,763
Sound Point Euro CLO II Funding DAC, Series 2X, Class A, (3 mo. Euribor + 1.11%), 1.11%, 10/26/32		460	559,797
Voya Euro CLO II DAC, Series 2X, Class B1, 1.90%, 07/15/32		243	295,976

			11,698,508

Netherlands — 0.0%
Ares European CLO X BV, Series 10X, Class B1, (3 mo. Euribor + 1.70%), 1.70%, 10/15/31(a)		165	200,288

United States — 0.4%
AGL CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.80%), 2.04%, 07/15/31(a)(b)	USD	1,530	1,534,812
AIMCO CLO, Series 2018-AA, Class B, (3 mo. LIBOR US + 1.40%), 1.62%, 04/17/31(a)(b)		466	459,529
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.89%, 01/15/28(a)(b)		459	455,378
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(a)(b)		550	549,999
Apidos CLO XV, Series 2013-15A, Class A1RR, 1.23%, 04/20/31(a)(b)		1,770	1,769,998
Ares LV CLO Ltd., Series 2020-55A, Class B, (3 mo. LIBOR US + 2.50%), 2.74%, 04/15/31(a)(b)		2,750	2,757,366
Ares XXIX CLO Ltd., Series 2014-1A, Class BR, (3 mo. LIBOR US + 2.30%), 2.53%, 04/17/26(a)(b)		500	500,276
Battalion CLO 18 Ltd.(a)(b)
Series 2020-18A, Class A1, (3 mo. LIBOR US + 1.80%), 2.04%, 10/15/32		787	790,166
Series 2020-18A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 10/15/32		787	781,979
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 07/25/31(a)(b)		625	626,894
California Street CLO XII Ltd., Series 2013-12A, Class CR, (3 mo. LIBOR US + 2.10%), 2.34%, 10/15/25(a)(b)		613	612,454
Canyon Capital CLO Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 04/15/32(a)(b)		550	546,688
Chenango Park CLO Ltd., Series 2018-1A, Class A2, 1.79%, 04/15/30(a)(b)		1,143	1,123,781
CIFC Funding Ltd.(a)(b)
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/30		637	636,949
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 07/15/32		2,475	2,483,992

Security		Par (000)	Value

United States (continued)
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 1.62%, 04/17/30(a)(b)	USD	1,148	$1,140,254
Elmwood CLO V Ltd.(a)(b)
Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.97%, 07/24/31		2,750	2,759,621
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/24/31		375	376,587
Goldentree Loan Management US Clo 6 Ltd., Series 2019-6A, Class B1, (3 mo. LIBOR US + 1.90%), 2.12%, 01/20/33(a)(b)		924	924,888
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.61%, 04/15/33(a)(b)		4,718	4,731,069
Madison Park Funding XII Ltd., Series 2014-12A, Class B1R, (3 mo. LIBOR US + 1.65%), 1.87%, 07/20/26(a)(b)		517	515,953
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/19/30(a)(b)		550	543,802
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(b)		5,860	5,991,315
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 01/15/43(b)		1,846	1,933,717
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/20/31(a)(b)(c)		375	376,162
OCP CLO Ltd., Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.72%, 07/20/31(a)(b)		450	452,870
Octagon Investment Partners 32 Ltd., Series 2017- 1A, Class B1, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/29(a)(b)		335	333,694
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class A2, 1.82%, 04/20/27		1,663	1,639,669
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.82%, 08/20/27		500	499,115
Series 2020-3A, Class A2, (3 mo. LIBOR US + 2.40%), 2.62%, 07/20/28		1,375	1,377,808
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, 2.01%, 08/23/31(a)(b)		611	610,695
RR 10 Ltd.(a)(b)
Series 2020-10A, Class A2A, (3 mo. LIBOR US + 2.50%), 2.74%, 07/15/33		1,875	1,879,908
Series 2020-10A, Class A2B, (3 mo. LIBOR US + 3.00%), 3.24%, 07/15/33		1,875	1,862,449
SLM Private Credit Student Loan Trust(a)
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.55%, 06/15/39		4,159	4,066,862
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.51%, 06/15/39		6,329	6,191,816
Series 2007-A, Class A4A, (3 mo. LIBOR US + 0.24%), 0.46%, 12/16/41		6,674	6,485,145
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.88%, 10/15/41(a)(b)		16,108	17,508,421
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		5,613	5,971,341

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
SMB Private Education Loan Trust(b) (continued)
Series 2020-B, Class B, 2.76%, 07/15/53	USD	3,800	$3,793,146
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 06/15/48(b)		3,790	3,970,600
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(b)		1,478	1,522,026
Whitebox Clo II Ltd., Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.49%, 10/24/31(a)(b)		700	701,353
York CLO 1 Ltd., Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.87%, 10/22/29(a)(b)		466	462,093

			94,252,640

Total Asset-Backed Securities — 0.7% (Cost: $163,330,574)			167,678,129

		Shares

Common Stocks

Argentina(d) — 0.0%
Globant SA		33,112	6,357,504
MercadoLibre, Inc.		701	1,247,436

			7,604,940

Australia — 0.2%
BHP Group Ltd.		30,455	1,015,644
BHP Group PLC		529,527	14,511,858
Brambles Ltd.		118,561	953,958
Coles Group Ltd.		10,793	149,410
Fortescue Metals Group Ltd.		17,864	294,251
Quintis HoldCo. Pty. Ltd., 10/01/20(c)(e)		43,735,802	29,748,335
Wesfarmers Ltd.		27,174	1,127,975

			47,801,431

Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao		74,651	815,903
Banco do Brasil SA		44,427	274,938
Centrais Eletricas Brasileiras SA		19,470	102,094
Engie Brasil Energia SA		159,296	1,250,750
Magazine Luiza SA		901,248	4,162,470
Petroleo Brasileiro SA, ADR(f)		117,221	1,178,071
Vale SA, ADR(f)		662,289	10,695,967
WEG SA		9,392	143,831

			18,624,024

Canada — 0.8%
Barrick Gold Corp.		528,308	11,799,395
Enbridge, Inc.		4,841,771	162,660,788
George Weston Ltd.		3,428	248,130
Intact Financial Corp.		2,411	265,846
Loblaw Cos. Ltd.		17,547	847,333
Lululemon Athletica, Inc.(d)		3,868	1,271,334
Manulife Financial Corp.		15,620	282,290
National Bank of Canada		6,611	371,560
Nutrien Ltd.		4,120	202,915
Restaurant Brands International, Inc.		4,625	266,776
Royal Bank of Canada		2,942	238,121
Shopify, Inc., Class A(d)		336	366,359
Sprott PVT Resource Stream		21,279,646	21,279,646

Security	Shares	Value

Canada (continued)
TC Energy Corp.	47,679	$2,043,625
Thomson Reuters Corp.	5,525	450,512
Wheaton Precious Metals Corp.	300,764	12,352,786

		214,947,416

Cayman Islands — 0.0%
Highland Transcend Partners Unit(d)	803,176	8,634,142

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	45,226	2,303,812

China — 2.6%
AAC Technologies Holdings, Inc.	709,500	3,847,277
Agile Group Holdings Ltd.	82,000	101,890
Aier Eye Hospital Group Co. Ltd., Class A	718,656	8,753,997
Alibaba Group Holding Ltd.(d)(f)	472,400	14,991,379
Alibaba Group Holding Ltd., ADR(d)	225,971	57,358,219
Alibaba Health Information Technology Ltd.(d)	72,000	224,465
Amoy Diagnostics Co. Ltd., Class A	320,150	3,692,382
Anhui Conch Cement Co. Ltd., Class H	54,500	321,976
Anhui Gujing Distillery Co. Ltd., Class B	17,800	266,922
Anta Sports Products Ltd.	1,155,000	19,021,159
Asymchem Laboratories Tianjin Co. Ltd., Class A	143,503	6,514,583
Autobio Diagnostics Co. Ltd., Class A	223,378	4,573,558
Autohome, Inc., ADR	4,064	447,975
Baidu, Inc., ADR(d)	2,047	481,086
Brilliance China Automotive Holdings Ltd.	890,000	695,819
BYD Co. Ltd., Class A	647,700	24,583,896
China CITIC Bank Corp. Ltd., Class H	449,000	198,898
China Construction Bank Corp., Class H	333,000	252,220
China Feihe Ltd.(b)	258,000	769,296
China Galaxy Securities Co. Ltd., Class H	462,500	276,596
China Hongqiao Group Ltd.	222,000	195,999
China Merchants Bank Co. Ltd., Class H	1,168,000	8,944,391
China National Building Material Co. Ltd., Class H	1,562,000	1,861,613
China Petroleum & Chemical Corp., Class H	1,274,000	603,343
China Resources Cement Holdings Ltd.	688,000	758,393
China Resources Power Holdings Co. Ltd.	450,000	474,798
CITIC Ltd.	234,000	182,162
Contemporary Amperex Technology Co. Ltd., Class A	743,000	40,298,590
Country Garden Services Holdings Co. Ltd.	52,298	425,059
CSPC Pharmaceutical Group Ltd.	520,000	528,631
Dali Foods Group Co. Ltd.(b)	606,500	365,287
Dongfeng Motor Group Co. Ltd., Class H	196,000	193,068
ENN Energy Holdings Ltd.	266,500	4,110,075
Ganfeng Lithium Co. Ltd., Class H(b)(f)	518,200	7,229,619
Glodon Co. Ltd., Class A	521,830	6,694,409
GoerTek, Inc., Class A	32,100	164,053
Guangdong Marubi Biotechnology Co. Ltd., Class A	305,800	2,208,524
Guangzhou Baiyun International Airport Co. Ltd., Class A	2,942,171	6,269,767
Haidilao International Holding Ltd.(b)	558,000	4,685,087
Haier Smart Home Co. Ltd., Class A	928,616	4,568,814
Haitong Securities Co. Ltd., Class H	571,600	507,495
Hangzhou Robam Appliances Co. Ltd., Class A	618,133	3,680,339
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)(d)	168,900	3,713,916
Han’s Laser Technology Industry Group Co. Ltd., Class A	1,149,132	7,603,467
Hansoh Pharmaceutical Group Co. Ltd.(b)(d)	3,250,000	17,701,086

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hengan International Group Co. Ltd.	150,000	$1,072,803
Huaneng Power International, Inc., Class H	854,000	302,081
Huazhu Group Ltd., ADR(f)	189,979	9,213,981
Hundsun Technologies, Inc., Class A	377,571	5,666,541
Industrial & Commercial Bank of China Ltd., Class H	8,503,000	5,423,807
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	692,914	4,738,734
JD.com, Inc., ADR(d)	110,730	9,820,644
Jiangxi Copper Co. Ltd., Class H	116,000	190,569
KE Holdings, Inc.(d)	17,331	1,024,262
Kingdee International Software Group Co. Ltd.	7,206,000	28,865,580
Kunlun Energy Co. Ltd.	256,000	218,179
Kweichow Moutai Co. Ltd., Class A	12,000	3,930,295
Lenovo Group Ltd.	496,000	577,316
Li Auto, Inc., ADR(d)(f)	1,209,458	39,005,020
Meituan, Class B(d)	323,000	14,893,328
Ming Yuan Cloud Group Holdings Ltd.(d)	1,025,000	6,378,960
NetEase, Inc., ADR	97,986	11,267,410
New Hope Liuhe Co. Ltd., Class A	77,300	252,736
New Oriental Education & Technology Group, Inc., ADR(d)	34,072	5,707,060
Offcn Education Technology Co. Ltd., Class A	34,700	212,755
Pharmaron Beijing Co. Ltd., Class H(b)	18,100	346,781
PICC Property & Casualty Co. Ltd., Class H	1,302,000	945,783
Ping An Insurance Group Co. of China Ltd., Class A	447,300	5,471,041
Shanghai International Airport Co. Ltd., Class A	617,817	7,552,554
Shenzhen Goodix Technology Co. Ltd., Class A	5,500	118,427
Shenzhen Inovance Technology Co. Ltd., Class A	395,000	5,814,947
Silergy Corp.	101,000	9,418,019
TAL Education Group, ADR(d)	117,133	9,005,185
Tencent Holdings Ltd.	1,499,600	133,619,269
Tingyi Cayman Islands Holding Corp.	680,000	1,351,188
Topsports International Holdings Ltd.(b)	92,000	149,083
Venus MedTech Hangzhou, Inc., Class H(b)(d)(f)	601,000	6,034,249
Venustech Group, Inc., Class A	1,034,688	5,296,253
Vipshop Holdings Ltd., ADR(d)(f)	14,298	392,051
Want Want China Holdings Ltd.	6,010,000	4,315,839
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	542,751	7,714,820
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	138,200	691,039
WuXi AppTec Co. Ltd., Class A	225,211	5,791,682
Wuxi Biologics Cayman, Inc.(b)(d)	837,000	11,719,608
Yifeng Pharmacy Chain Co. Ltd., Class A	419,120	6,585,714
Yihai International Holding Ltd.	636,000	10,447,853
Yonyou Network Technology Co. Ltd., Class A	564,209	3,759,072
Yum China Holdings, Inc.	166,072	9,417,943
Zhejiang Century Huatong Group Co. Ltd., Class A(d)	201,400	193,477

		666,255,516

Denmark — 0.2%
AP Moeller - Maersk A/S, Class A	392	739,392
AP Moeller - Maersk A/S, Class B	308	632,683
Carlsberg AS, Class B	2,130	311,176
DSV Panalpina A/S	134,587	20,998,973

Security	Shares	Value

Denmark (continued)
Genmab A/S(d)	24,589	$9,789,972
Pandora A/S	51,871	4,991,357

		37,463,553

Finland — 0.3%
Kone OYJ, Class B	6,279	493,812
Neste OYJ	882,320	62,151,124
Nokia OYJ(d)	1,889,502	9,080,169

		71,725,105

France — 2.5%
Arkema SA	606,758	67,143,586
AXA SA	36,721	813,530
BNP Paribas SA(d)	318,014	15,250,571
Carrefour SA	32,739	555,170
Cie de Saint-Gobain	34,516	1,715,831
Danone SA	1,506,078	100,152,066
EssilorLuxottica SA	503,805	71,267,085
Kering SA	22,259	14,609,316
LVMH Moet Hennessy Louis Vuitton SE	124,619	75,344,027
Orange SA	65,786	772,092
Pernod Ricard SA	6,979	1,315,276
Safran SA(d)	883,213	111,026,559
Sanofi	1,408,012	132,421,066
Sartorius Stedim Biotech	784	328,241
Schneider Electric SE	14,856	2,174,334
Societe Generale SA(d)	999,962	18,642,287
TOTAL SE	298,465	12,579,814
Vivendi SA	29,403	903,510

		627,014,361

Germany — 2.7%
Adidas AG(d)	321,444	101,923,075
Allianz SE, Registered Shares	513,282	116,006,358
Daimler AG, Registered Shares	30,468	2,139,892
Deutsche Boerse AG	12,613	2,025,055
Deutsche Post AG, Registered Shares	9,142	451,570
Deutsche Telekom AG, Registered Shares	5,837,689	103,809,033
E.ON SE	44,568	471,464
Evonik Industries AG	24,482	805,067
Fresenius SE & Co. KGaA	8,269	368,241
Henkel AG & Co. KGaA	4,573	427,598
Infineon Technologies AG	599,484	24,017,462
Puma SE(d)	115,843	11,335,619
Rational AG	5,687	5,476,305
RWE AG	284,857	12,236,966
SAP SE	6,531	828,705
Siemens AG, Registered Shares	1,697,623	263,029,936
Siemens Energy AG(d)	853,100	31,658,835
Vonovia SE	235,152	15,701,095

		692,712,276

Hong Kong — 0.8%
AIA Group Ltd.	11,702,400	141,092,867
CLP Holdings Ltd.	488,000	4,579,666
Hang Lung Properties Ltd.	3,247,000	8,628,599
Hysan Development Co. Ltd.	750,000	2,719,865
Jardine Matheson Holdings Ltd.	114,500	6,599,457
JD Health International, Inc., (Acquired 12/01/20, Cost: $21,764,388), 12/1/2020(g)	2,366,550	44,896,595
Sun Art Retail Group Ltd.	490,000	507,044

		209,024,093

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

India — 0.4%
GAIL India Ltd.	108,863	$186,241
HDFC Asset Management Co. Ltd.(b)	3,990	157,058
Hindustan Unilever Ltd.	12,561	388,890
Housing Development Finance Corp. Ltd.	12,984	422,200
Indian Oil Corp. Ltd.	283,293	361,191
Maruti Suzuki India Ltd.	1,684	165,987
Petronet LNG Ltd.	741,866	2,406,237
Power Grid Corp. of India Ltd.	54,418	137,334
Reliance Industries Ltd.	3,152,052	75,606,474
Tata Consultancy Services Ltd.	4,953	210,734
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000), 09/30/20(c)(g)	5,720	15,136,989
Vedanta Ltd.	274,110	602,346

		95,781,681

Indonesia — 0.0%
Bank Central Asia Tbk PT	3,419,500	8,224,338

Ireland — 0.6%
Aptiv PLC	943,231	126,015,662
Experian PLC	50,005	1,747,805
Flutter Entertainment PLC(d)	134,377	24,992,777
Medtronic PLC	21,891	2,437,125

		155,193,369

Israel — 0.2%
Playtika Holding Corp.(d)	2,115,933	61,658,288

Italy — 1.5%
Enel SpA	21,735,178	215,569,215
Intesa Sanpaolo SpA(d)	44,968,798	98,036,715
RAI Way SpA(b)	2,556,578	15,769,284
UniCredit SpA(d)	6,712,078	61,166,236

		390,541,450

Japan — 2.4%
Aisin Seiki Co. Ltd.	49,700	1,527,580
Ajinomoto Co., Inc.	610,900	14,445,432
Asahi Kasei Corp.	49,600	551,543
Astellas Pharma, Inc.	4,317,150	70,076,132
Canon, Inc.	40,500	895,921
Daifuku Co. Ltd.	109,200	12,462,728
Disco Corp.	51,700	16,818,941
Eisai Co. Ltd.	8,900	649,553
ENEOS Holdings, Inc.	216,300	876,608
FANUC Corp.	93,300	24,357,745
Fujitsu Ltd.	1,700	259,420
GMO Payment Gateway, Inc.	37,100	5,285,605
Hitachi Ltd.	25,000	1,029,882
Honda Motor Co. Ltd.	29,900	789,560
Hoya Corp.	659,217	84,349,365
KDDI Corp.	469,600	13,802,825
Keyence Corp.	71,000	38,118,555
Kirin Holdings Co. Ltd.	18,900	406,237
Kose Corp.	193,700	31,131,237
Kyowa Kirin Co. Ltd.	9,100	269,734
Maeda Road Construction Co. Ltd.	80,100	1,352,682
Marubeni Corp.	47,300	314,276
Mitsubishi Corp.	20,200	511,709
Mitsubishi Estate Co. Ltd.	565,000	8,938,286
NEC Corp.	5,300	288,367
Nintendo Co. Ltd.	700	402,945

Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	498,100	$12,449,416
Nissan Motor Co. Ltd.(d)	90,700	467,623
Nomura Holdings, Inc.	60,400	319,579
NTT Data Corp.	19,400	278,606
Olympus Corp.	24,900	450,211
Oriental Land Co. Ltd.	145,600	22,788,058
Otsuka Holdings Co. Ltd.	8,500	362,962
Panasonic Corp.	48,600	630,936
Rakuten, Inc.	20,000	196,854
Recruit Holdings Co. Ltd.	689,200	29,978,405
Ryohin Keikaku Co. Ltd.	575,400	13,758,286
Seven & i Holdings Co. Ltd.	6,700	255,860
Shin-Etsu Chemical Co. Ltd.	652,340	113,558,470
Sompo Holdings, Inc.	8,900	355,397
Sony Corp.	251,200	24,043,008
Suzuki Motor Corp.	1,177,208	53,125,132
Takeda Pharmaceutical Co. Ltd.	5,700	200,467
Tokyo Electron Ltd.	1,400	532,354
Toshiba Corp.	18,100	591,077
Z Holdings Corp.	1,197,700	7,440,505

		611,696,074

Luxembourg — 0.0%
ArcelorMittal SA(d)	262,879	5,756,873

Mexico — 0.0%
Grupo Bimbo SAB de CV, Series A	317,851	597,279

Netherlands — 2.9%
Adyen NV(b)(d)	32,105	67,068,150
Akzo Nobel NV(f)	1,331,294	135,524,986
ASML Holding NV	322,742	172,297,031
Heineken Holding NV	7,512	661,835
ING Groep NV(d)	15,447,884	137,352,689
ING Groep NV, ADR(d)(f)	146,000	1,287,720
Koninklijke Philips NV	1,770,898	96,530,105
NXP Semiconductors NV	718,483	115,294,967
Royal Dutch Shell PLC, A Shares	33,553	607,452
Stellantis NV	33,075	502,931

		727,127,866

Norway — 0.0%
LINK Mobility Group Holding ASA(d)	742,585	4,312,178

Poland — 0.1%
InPost SA(d)	642,223	15,431,515
Polski Koncern Naftowy ORLEN SA	21,598	323,695

		15,755,210

Portugal — 0.0%
Jeronimo Martins SGPS SA	278,896	4,560,669

Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	6,195	190,230

Singapore — 0.1%
ComfortDelGro Corp. Ltd.	2,901,900	3,443,348
DBS Group Holdings Ltd.	384,100	7,243,069
United Overseas Bank Ltd.	437,700	7,690,307

		18,376,724

South Africa — 0.1%
Anglo American Platinum Ltd.	10,710	1,065,490
Anglo American PLC	343,462	11,297,648

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
AngloGold Ashanti Ltd.	18,834	$438,883
Kumba Iron Ore Ltd.	16,958	681,930
MTN Group Ltd.	208,933	861,964

		14,345,915

South Korea — 0.5%
Celltrion, Inc.(d)	1,433	413,653
Hana Financial Group, Inc.	15,949	464,984
Kakao Corp.	70,171	27,566,424
KB Financial Group, Inc.	16,315	589,057
Kia Motors Corp.	7,848	575,165
LG Chem Ltd.	62,242	50,767,867
LG Electronics, Inc.	6,119	835,387
LG Uplus Corp.(d)	19,582	208,902
NCSoft Corp.(d)	14,330	12,141,091
POSCO	20,914	4,590,746
Samsung Biologics Co. Ltd.(b)(d)	1,150	814,193
Samsung Fire & Marine Insurance Co. Ltd.	3,223	483,808
Samsung SDI Co. Ltd.	54,064	35,320,048

		134,771,325

Spain — 0.3%
Cellnex Telecom SA(b)	1,287,393	75,420,347
Telefonica SA	179,170	773,099

		76,193,446

Sweden — 0.9%
Atlas Copco AB, A Shares	178,202	9,668,051
Hexagon AB, B Shares	262,999	22,919,346
Sandvik AB	13,517	336,642
Swedbank AB, A Shares	487,066	9,164,517
Telefonaktiebolaget LM Ericsson, B Shares	1,447,002	18,219,846
Volvo AB, B Shares(d)	7,258,400	178,837,050

		239,145,452

Switzerland — 0.6%
ABB Ltd., Registered Shares	57,573	1,698,196
Alcon, Inc.(d)(f)	159,644	11,448,071
Cie Financiere Richemont SA, Class A, Registered Shares	5,242	486,898
Nestle SA, Registered Shares	135,439	15,182,248
Novartis AG, Registered Shares	15,087	1,366,054
Roche Holding AG	207,901	71,749,083
Sika AG, Registered Shares	88,313	24,031,003
Straumann Holding AG, Registered Shares	11,816	13,097,193

		139,058,746

Taiwan — 1.3%
ASE Technology Holding Co. Ltd.	103,000	339,170
Asustek Computer, Inc.	24,000	245,246
Cathay Financial Holding Co. Ltd.	2,811,000	3,998,396
Chunghwa Telecom Co. Ltd.	1,438,000	5,550,230
Formosa Chemicals & Fibre Corp.	1,249,000	3,451,843
Formosa Petrochemical Corp.	669,000	2,122,955
Formosa Plastics Corp.	1,108,000	3,440,913
Fubon Financial Holding Co. Ltd.	3,058,000	4,965,273
Hon Hai Precision Industry Co. Ltd.	1,569,760	6,243,100
MediaTek, Inc.	381,000	11,900,020
Nan Ya Plastics Corp.	1,516,000	3,552,218
Nanya Technology Corp.	249,000	708,170
Taiwan Semiconductor Manufacturing Co. Ltd.	12,605,000	266,386,403
Uni-President Enterprises Corp.	2,234,000	5,422,894

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	463,000	$829,586
Yageo Corp.	472,000	9,635,826

		328,792,243

Thailand — 0.1%
Advanced Info Service PCL, Foreign Registered Shares	866,100	4,958,499
Intouch Holdings PCL, Class F	2,781,700	5,204,651
Thai Beverage PCL	3,284,400	2,033,668

		12,196,818

Turkey — 0.0%
Turkiye Petrol Rafinerileri A/S(d)(f)	67,457	911,932

United Arab Emirates(c) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0), 01/24/17(g)	1,518,232	15
NMC Health PLC(d)	1,077,976	15

		30

United Kingdom — 2.1%
AstraZeneca PLC	1,219,988	124,452,366
Barclays PLC(d)	6,930,023	12,641,711
Berkeley Group Holdings PLC	220,578	12,614,691
BP PLC	75,913	282,089
Capri Holdings Ltd.(d)	211,941	8,829,462
Diageo PLC	50,510	2,027,834
Ferguson PLC	124,438	14,448,344
GlaxoSmithKline PLC	110,073	2,044,198
RELX PLC	48,699	1,205,713
Rio Tinto PLC	176,872	13,418,771
The Hut Group	7,054,033	69,685,260
THG Holdings Ltd.(d)	3,609,577	35,658,227
Unilever PLC	2,458,918	143,244,693
Vodafone Group PLC	57,188,666	97,663,849

		538,217,208

United States — 44.4%
3M Co.	2,859	502,212
Abbott Laboratories(h)	1,004,163	124,104,505
AbbVie, Inc.(h)	1,403,743	143,855,583
Adobe, Inc.(d)	5,970	2,738,857
Advanced Micro Devices, Inc.(d)	7,652	655,317
Aflac, Inc.	5,803	262,180
Air Products & Chemicals, Inc.	665,077	177,415,940
Akamai Technologies, Inc.(d)	64,437	7,154,440
Alaska Air Group, Inc.	109,547	5,349,180
Alphabet, Inc., Class C(d)	216,277	397,028,340
Altair Engineering, Inc., Class A(d)(f)	315,599	17,651,452
Altria Group, Inc.	10,001	410,841
Amazon.com, Inc.(d)(h)	119,741	383,913,594
American Express Co.	1,911	222,173
American Tower Corp.(f)	711,191	161,696,386
American Water Works Co., Inc.	96,591	15,359,901
Amgen, Inc.	3,121	753,503
Analog Devices, Inc.	34,858	5,135,629
Anthem, Inc.	350,469	104,082,284
Apellis Pharmaceuticals, Inc.(d)	132,284	5,856,213
Apple, Inc.(h)	4,625,879	610,430,993
Applied Materials, Inc.	1,202,531	116,260,697
Atlassian Corp. PLC, Class A(d)	66,549	15,381,470
Autodesk, Inc.(d)	237,904	66,001,707

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Avalara, Inc.(d)	28,306	$4,245,900
Bank of America Corp.	7,390,580	219,130,697
Baxter International, Inc.	119,995	9,219,216
Becton Dickinson and Co.	309,708	81,078,457
Berkshire Hathaway, Inc., Class B(d)	134,694	30,692,722
BJ’s Wholesale Club Holdings, Inc.(d)	173,774	7,310,672
Blackstone Group, Inc., Class A	14,940	1,003,819
Boston Scientific Corp.(d)	4,610,525	163,397,006
Bristol-Myers Squibb Co.	1,700,351	104,452,562
Broadcom, Inc.(f)	37,074	16,701,837
Brookfield Renewable Corp., Class A	9,600	538,201
Brown-Forman Corp., Class B	14,940	1,070,750
C.H. Robinson Worldwide, Inc.	129,719	11,098,758
C3.AI, Inc., (Acquired 12/08/20, Cost: $23,642,433), 08/14/19(g)	888,699	119,616,812
Cadence Design Systems, Inc.(d)	128,815	16,796,188
Capital One Financial Corp.	1,507,287	157,149,743
Cerner Corp.	5,889	471,768
Charles Schwab Corp.	969,880	49,987,615
Charter Communications, Inc., Class A(d)(h)	207,498	126,067,485
Chubb Ltd.	321,428	46,822,417
Ciena Corp.(d)	27,639	1,475,646
Cigna Corp.	2,775	602,314
Citigroup, Inc.	418,956	24,295,258
Cognizant Technology Solutions Corp., Class A	839,518	65,440,428
Colgate-Palmolive Co.	180,080	14,046,240
Comcast Corp., Class A(f)(h)	3,585,314	177,724,015
ConocoPhillips	1,441,381	57,698,481
Corteva, Inc.	11,072	441,330
Costco Wholesale Corp.	193,984	68,365,781
Coupa Software, Inc.(d)	13,867	4,296,967
Crowdstrike Holdings, Inc., Class A(d)	147,559	31,843,232
Crown Castle International Corp.	2,164	344,639
Cummins, Inc.	2,626	615,587
D.R. Horton, Inc.	1,569,800	120,560,640
Danaher Corp.	2,467	586,751
Danimer Scientific, Inc.(d)(f)	142,774	6,067,895
Dell Technologies, Inc., Class C(d)	1,147,861	83,667,588
Delta Air Lines, Inc.	16,321	619,545
Devon Energy Corp.	774,541	12,748,945
DexCom, Inc.(d)	5,466	2,048,930
Digital Realty Trust, Inc.	3,420	492,309
DocuSign, Inc.(d)	1,093	254,549
Dow, Inc.	414,282	21,501,236
Driven Brands Holdings, Inc.(d)	220,495	6,195,909
Dynatrace, Inc.(d)	200,298	8,314,370
Eaton Corp. PLC	15,284	1,798,927
eBay, Inc.	37,337	2,109,914
Edwards Lifesciences Corp.(d)	354,510	29,275,436
Emerson Electric Co.	15,276	1,212,151
EOG Resources, Inc.	8,998	458,538
EPAM Systems, Inc.(d)	28,688	9,881,008
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725), 07/02/20(c)(g)	40,843	27,974,596
Equinix, Inc.	785	580,869
Expedia Group, Inc.	73,690	9,144,929
Facebook, Inc., Class A(d)(h)	409,530	105,793,885
FedEx Corp.	7,764	1,827,180
FirstEnergy Corp.	9,002	276,901
Fisker Pipe	677,224	10,178,677
Ford Motor Co.	24,643	259,491

Security	Shares	Value

United States (continued)
Fortinet, Inc.(d)	112,871	$16,338,077
Fortive Corp.	1,746,679	115,420,548
Fortune Brands Home & Security, Inc.	133,595	11,522,569
Freeport-McMoRan, Inc.	3,307,689	89,009,911
General Mills, Inc.	3,896	226,358
General Motors Co.	4,989	252,843
Gilead Sciences, Inc.	5,298	347,549
Global Payments, Inc.	444,069	78,387,060
Goldman Sachs Group, Inc.	93,058	25,234,538
HCA Healthcare, Inc.	656,757	106,709,877
Health Care Select Sector SPDR Fund(f)	302,000	34,739,060
Healthcare Merger Corp., (Acquired 10/30/20, Cost: $8,907,020), 10/30/20(g)	890,702	6,546,660
Hilton Worldwide Holdings, Inc.	301,747	30,594,128
Home Depot, Inc.	453,321	122,768,393
HP, Inc.	28,805	701,114
Humana, Inc.	9,787	3,749,498
iHeartMedia, Inc., Class B(d)	10,778	140,114
Illinois Tool Works, Inc.	4,513	876,470
Illumina, Inc.(d)	11,715	4,995,745
Incyte Corp.(d)	3,532	316,997
Inphi Corp.(d)	13,731	2,315,184
Insulet Corp.(d)	16,101	4,301,865
Intel Corp.	28,838	1,600,797
International Flavors & Fragrances, Inc.(f)	689,052	77,435,664
International Paper Co.	25,591	1,287,483
Intuit, Inc.	6,038	2,181,107
Intuitive Surgical, Inc.(d)	56,041	41,898,493
Iovance Biotherapeutics, Inc.(d)	86,575	3,795,448
iShares Latin America 40 ETF(e)(f)	553,800	15,041,208
JBS SA	28,240	124,802
Johnson & Johnson	1,482,908	241,906,782
JPMorgan Chase & Co.	1,795,130	230,979,377
L3Harris Technologies, Inc.	773,336	132,634,857
Lam Research Corp.	1,345	650,913
Las Vegas Sands Corp.	146,580	7,049,032
Liberty Media Acquisition Corp.(d)	1,579,349	19,741,862
Liberty Media Corp. - Liberty SiriusXM, Class A(d)	937,215	37,882,230
Liberty Media Corp. - Liberty SiriusXM, Class C(d)	1,178,782	47,811,398
Live Nation Entertainment, Inc.(d)	74,606	4,957,569
Lockheed Martin Corp.	2,803	902,061
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652), 03/04/15(c)(g)	175,316	1,069,428
Lowe’s Cos., Inc.	949,434	158,413,063
Lyft, Inc., Class A(d)	679,667	30,217,995
LyondellBasell Industries NV, Class A	2,467	211,570
Marathon Oil Corp.	526,680	3,813,163
Marsh & McLennan Cos., Inc.	1,043,046	114,641,186
Marvell Technology Group Ltd.	331,529	17,060,482
Masco Corp.	341,796	18,562,941
Mastercard, Inc., Class A	611,906	193,539,749
McDonald’s Corp.	566,636	117,769,626
Merck & Co., Inc.	1,610,597	124,128,711
Microchip Technology, Inc.	521,528	70,985,176
Micron Technology, Inc.(d)	1,160,414	90,825,604
Microsoft Corp.(h)	2,307,310	535,203,628
Mondelez International, Inc., Class A	213,865	11,856,676
MongoDB, Inc.(d)	31,797	11,752,489
Morgan Stanley	2,349,151	157,510,575
MSCI, Inc.	645	254,968
Netflix, Inc.(d)	3,392	1,805,867

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Nevro Corp.(d)	24,265	$3,925,834
New Relic, Inc.(d)	93,960	7,063,913
Newmont Corp.	234,935	14,002,126
NextEra Energy, Inc.	2,932,631	237,161,869
Northern Genesis Acquisition Corp. II(d)(f)	379,710	4,302,114
Northrop Grumman Corp.	14,613	4,188,232
NortonLifeLock, Inc.	360,286	7,591,226
NVIDIA Corp.	233,434	121,289,972
Okta, Inc.(d)(f)	75,596	19,580,120
Otis Worldwide Corp.	22,256	1,438,850
Palantir Technologies, Inc., (Acquired 03/27/14, Cost: $46,997,981), 03/27/14(g)	7,666,881	265,300,449
Palo Alto Networks, Inc.(d)	70,061	24,573,896
Paycom Software, Inc.(d)	25,218	9,576,283
PayPal Holdings, Inc.(d)	561,767	131,627,626
Peloton Interactive, Inc., Class A(d)(f)	673,770	98,458,010
Penn National Gaming, Inc.(d)	233,448	24,213,227
PepsiCo, Inc.	112,046	15,302,122
Petco Health & Wellness Co., Inc.(d)(f)	782,056	20,356,918
Pfizer, Inc.	203,868	7,318,861
Philip Morris International, Inc.	14,435	1,149,748
Pioneer Natural Resources Co.	43,763	5,290,947
PPG Industries, Inc.	974,282	131,245,528
Procter & Gamble Co.	8,609	1,103,760
Prologis, Inc.	8,381	864,919
Proofpoint, Inc.(d)	50,352	6,499,436
Prudential Financial, Inc.	9,423	737,632
PTC Therapeutics, Inc.(d)	43,411	2,510,024
PTC, Inc.(d)	1,170,797	155,610,629
PubMatic, Inc., Class A(d)(f)	183,581	7,297,345
Qualcomm, Inc.	221,253	34,577,419
Qualtrics International Ltd., Class A(d)	152,289	6,700,716
Quest Diagnostics, Inc.	87,187	11,260,201
Raytheon Technologies Corp.	1,191,458	79,505,992
Regeneron Pharmaceuticals, Inc.(d)	1,121	564,805
Reinvent Technology Partners Z(d)	616,968	7,459,143
ResMed, Inc.	1,572	316,868
RingCentral, Inc., Class A(d)	14,489	5,403,238
Rockwell Automation, Inc.	2,441	606,662
Rotor Acquisition Corp.(d)	174,690	1,799,307
Rotor Acqusition Ltd.(c)	93,752	103,606
Rotor Acqusition Ltd.	99,523	99,523
salesforce.com, Inc.(d)	609,439	137,465,061
SBA Communications Corp., Class A	2,747	738,036
Schlumberger NV	15,332	340,524
Seagen, Inc.(d)	61,961	10,178,333
Sempra Energy	129,237	15,994,371
Sensata Technologies Holding PLC(d)	78,622	4,284,899
ServiceNow, Inc.(d)	117,809	63,989,136
Silk Road Medical, Inc.(d)	126,751	6,911,732
Simply Good Foods Co.(d)	300,085	8,564,426
Social Capital Hedosophia Holdings II Corp., (Acquired 12/16/20, Cost: $18,677,750), 12/16/2020(g)	1,867,775	48,162,902
Sonos, Inc.(d)	500,375	13,084,806
Southwest Airlines Co.	1,135,301	49,885,126
SPDR EURO STOXX 50 ETF(f)	102,200	4,165,672
Splunk, Inc.(d)	101,712	16,785,531
Stanley Black & Decker, Inc.	1,766	306,383

Security	Shares	Value

United States (continued)
Starbucks Corp.	865,516	$83,790,604
Stryker Corp.	48,567	10,733,793
T. Rowe Price Group, Inc.	1,710	267,581
Target Corp.	5,773	1,045,894
Tesla, Inc.(d)	1,822	1,445,812
Thermo Fisher Scientific, Inc.(h)	223,204	113,767,079
TJX Cos., Inc.	1,624,952	104,061,926
T-Mobile US, Inc.(d)	105,566	13,309,761
Toll Brothers, Inc.	834,775	42,657,002
TransDigm Group, Inc.	42,640	23,591,859
Travelers Cos., Inc.	94,385	12,864,675
Twilio, Inc., Class A(d)	49,973	17,961,795
Twitter, Inc.(d)	6,026	304,494
U.S. Bancorp	523,846	22,446,801
Ulta Beauty, Inc.(d)	42,683	11,940,996
Union Pacific Corp.	754,053	148,902,846
United Parcel Service, Inc., Class B	734,996	113,924,380
United States Steel Corp.	720,764	12,800,769
UnitedHealth Group, Inc.	661,243	220,577,440
UWM Holdings Corp, (Acquired 01/20/21, Cost: $18,716,710), 01/20/21(g)	1,871,671	18,130,924
Vail Resorts, Inc.(f)	2,245	597,080
Valero Energy Corp.	796,687	44,957,047
Verizon Communications, Inc.	202,673	11,096,347
Vertex Pharmaceuticals, Inc.(d)	170,811	39,129,384
Vertiv Holdings Co., (Acquired 02/04/20, Cost: $51,266,950), 02/04/20(g)	5,126,695	103,149,103
VF Corp.	3,644	280,114
Visa, Inc., Class A	143,554	27,741,810
Vistra Corp.	360,831	7,205,795
VMware, Inc., Class A(d)(f)	806,301	111,148,593
Vontier Corp.(d)	129,080	4,186,064
Vulcan Materials Co.	530,695	79,147,852
Walmart, Inc.	850,600	119,500,794
Walt Disney Co.(d)	937,380	157,639,195
Wayfair, Inc., Class A(d)	30,400	8,278,528
Western Digital Corp.	229,394	12,944,703
Weyerhaeuser Co.	283,125	8,830,669
Workday, Inc., Class A(d)	41,847	9,521,448
Wynn Resorts Ltd.	198,357	19,742,472
Xilinx, Inc.	189,964	24,803,599
Yum! Brands, Inc.	3,518	357,042
Zillow Group, Inc., Class C(d)	86,050	11,226,083
Zoetis, Inc.	87,132	13,440,111
Zoom Video Communications, Inc., Class A(d)	3,027	1,126,256
Zscaler, Inc.(d)	57,371	11,456,989

		11,283,965,190

Zambia — 0.1%
First Quantum Minerals Ltd.	1,260,926	21,003,108

Total Common Stocks — 68.8% (Cost: $11,571,301,506)		17,492,484,311

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Argentina — 0.0%
Genneia SA, 8.75%, 01/20/22(b)	USD	3,026	$2,596,686

Australia — 0.7%
Australia & New Zealand Banking Group Ltd., (5 year CMT + 1.70%), 2.57%, 11/25/35(a)(b)		6,814	6,797,794
FMG Resources August 2006 Pty Ltd.(b)
4.75%, 05/15/22		407	418,701
5.13%, 03/15/23		277	290,678
5.13%, 05/15/24		419	455,296
Quintis Australia Pty. Ltd.(b)(c)(e)(i)
(12.00% Cash), 12.00%, 10/01/28		82,684	82,684,528
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		82,134	82,133,651
Westpac Banking Corp., 2.96%, 11/16/40		1,660	1,691,231

			174,471,879

Austria — 0.0%
Klabin Austria GmbH, 3.20%, 01/12/31(b)		1,630	1,624,458

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		2,499	2,625,512

Bahrain — 0.0%
BBK BSC, 5.50%, 07/09/24		1,798	1,849,692
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24		1,694	1,883,501

			3,733,193

Bermuda — 0.0%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		1,104	1,230,960

Brazil — 0.1%
Itau Unibanco Holding SA, 5.13%, 05/13/23(b)		762	815,912
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25		2,738	2,844,919
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		2,416	2,510,224
Petrobras Global Finance BV
5.30%, 01/27/25		2,645	3,007,365
6.00%, 01/27/28		1,565	1,829,094
5.60%, 01/03/31		9,475	10,526,725
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		3,426	3,616,571
Suzano Austria GmbH, 3.75%, 01/15/31		2,629	2,780,693
Vale Overseas Ltd., 3.75%, 07/08/30		2,482	2,713,198

			30,644,701

Canada — 0.1%
1011778 BC ULC/New Red Finance, Inc.(b)
4.38%, 01/15/28		605	617,100
4.00%, 10/15/30		4,347	4,314,398
Bausch Health Cos., Inc., 7.00%, 01/15/28(b)		601	650,402
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(b)		341	359,755
Clarios Global LP, 6.75%, 05/15/25(b)		214	227,976
First Quantum Minerals Ltd., 6.88%, 10/15/27(b)		4,329	4,656,381
GFL Environmental, Inc., 5.13%, 12/15/26(b)		368	388,240
Hudbay Minerals, Inc., 6.13%, 04/01/29(b)		923	978,380
Mattamy Group Corp.(b)
5.25%, 12/15/27		210	221,025

Security		Par (000)	Value

Canada (continued)
Mattamy Group Corp.(b) (continued)
4.63%, 03/01/30	USD	4,796	$4,975,850
MEGlobal Canada ULC, 5.88%, 05/18/30		2,531	3,140,022

			20,529,529

Cayman Islands — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(j)		847	654,266
Melco Resorts Finance Ltd.
4.88%, 06/06/25		1,018	1,043,654
5.38%, 12/04/29(b)		588	614,166
MGM China Holdings Ltd.(b)
5.38%, 05/15/24		409	420,125
5.88%, 05/15/26		413	432,488
Oryx Funding Ltd., 5.80%, 02/03/31(b)(k)		1,185	1,211,292
Sable International Finance Ltd., 5.75%, 09/07/27		3,382	3,589,148
Vale Overseas Ltd., 6.25%, 08/10/26		2,222	2,724,033
Wynn Macau Ltd.(b)
4.88%, 10/01/24		659	661,471
5.13%, 12/15/29		591	599,865

			11,950,508

Chile — 0.1%
Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42		5,401	6,167,267
Empresa Nacional del Petroleo, 4.50%, 09/14/47		2,886	3,165,581
Kenbourne Invest SA, 6.88%, 11/26/24(b)		865	927,172

			10,260,020

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(d)(l)		39,500	39,500

Colombia — 0.1%
Ecopetrol SA, 6.88%, 04/29/30		5,371	6,681,524
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		3,433	3,632,543
Grupo Aval Ltd., 4.38%, 02/04/30(b)		2,636	2,713,103

			13,027,170

Cyprus — 0.0%
MHP SE, 7.75%, 05/10/24(b)		3,612	3,935,951

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		3,591	3,707,707

France(b) — 0.1%
Altice France SA
7.38%, 05/01/26		4,208	4,401,358
5.50%, 01/15/28		995	1,036,044
BNP Paribas SA
2.82%, 01/26/41		6,428	6,275,098
(5 year CMT + 2.05%), 2.59%, 08/12/35(a)		11,403	11,351,385

			23,063,885

Germany — 0.0%
Deutsche Bank AG, (Secured Overnight Financing Rate + 2.76%), 3.73%, 01/14/32(a)		3,245	3,227,337

Greece — 0.1%
Ellaktor Value PLC, 6.38%, 12/15/24(b)	EUR	14,660	16,460,608

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Guatemala(b) — 0.0%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)	USD	1,250	$1,278,125
Energuate Trust, 5.88%, 05/03/27		1,203	1,273,300

			2,551,425

India — 0.0%
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		3,528	3,693,463
REI Agro Ltd.(d)(l)
5.50%, 11/13/21		44,430	426,972
5.50%, 11/13/21(c)		8,271	1

			4,120,436

Indonesia — 0.0%
Pertamina Persero PT, 3.65%, 07/30/29		5,508	6,060,521

Ireland — 0.0%
C&W Senior Financing Designated Activity Co., 6.88%, 09/15/27		3,340	3,555,848

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		870	930,900

Israel(b) — 0.0%
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)		3,568	3,730,023
Leviathan Bond Ltd., 5.75%, 06/30/23		3,462	3,681,335

			7,411,358

Italy — 0.1%
Forno d’Asolo SpA, (3 mo. Euribor + 5.50%), 5.50%, 04/30/27(a)(b)	EUR	22,625	24,710,902

Luxembourg(b) — 0.2%
Altice Financing SA, 5.00%, 01/15/28	USD	1,065	1,091,625
Garfunkelux Holdco 3 SA
6.75%, 11/01/25	EUR	4,916	6,103,381
7.75%, 11/01/25	GBP	8,358	11,698,843
Intelsat Jackson Holdings SA, 8.00%, 02/15/24	USD	22,270	22,826,750
Kenbourne Invest SA, 4.70%, 01/22/28		770	778,663
Millicom International Cellular SA, 4.50%, 04/27/31		2,535	2,687,100
Puma International Financing SA, 5.00%, 01/24/26		533	512,346
Simpar Europe SA, 5.20%, 01/26/31		1,895	1,904,475

			47,603,183

Mauritius(b) — 0.0%
HTA Group Ltd., 7.00%, 12/18/25		3,363	3,580,544
India Green Energy Holdings, 5.38%, 04/29/24		2,663	2,789,493

			6,370,037

Mexico — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(b)		1,436	1,861,774
Cemex SAB de CV
5.45%, 11/19/29		1,681	1,825,566
3.88%, 07/11/31(b)		985	985,000
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		2,193	2,601,446
Cydsa SAB de CV, 6.25%, 10/04/27(b)		2,092	2,219,351
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(m)		2,381	2,540,229
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		3,498	3,625,896
Petroleos Mexicanos
6.50%, 03/13/27		8,073	8,355,555
6.35%, 02/12/48		3,408	2,849,940

Security		Par (000)	Value

Mexico (continued)
Petroleos Mexicanos (continued)
7.69%, 01/23/50	USD	1,152	$1,087,200
6.95%, 01/28/60		1,122	976,028

			28,927,985

MultiNational — 0.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(b)		832	946,059

Netherlands(b) — 0.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28		2,429	2,721,087
Equate Petrochemical BV, 4.25%, 11/03/26		536	591,778
VEON Holdings BV, 4.00%, 04/09/25		1,749	1,846,835
Vivo Energy Investments BV, 5.13%, 09/24/27		1,960	2,074,537
Ziggo Bond Co. BV, 6.00%, 01/15/27		654	685,065
Ziggo BV
5.50%, 01/15/27		1,595	1,662,636
4.88%, 01/15/30		427	447,541

			10,029,479

Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)		2,059	2,205,704
Banistmo SA, 3.65%, 09/19/22		2,517	2,598,016
ENA Master Trust, 4.00%, 05/19/48(b)		924	993,415

			5,797,135

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27		3,440	3,672,200

Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.25%, 11/24/30(b)		11,769	11,769,000

Singapore — 0.0%
Puma International Financing SA, 5.13%, 10/06/24(b)		3,035	3,003,702

South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		2,538	2,776,699
Sasol Financing USA LLC, 6.50%, 09/27/28		1,731	1,901,936

			4,678,635

South Korea — 0.0%
Clark Equipment Co., 5.88%, 06/01/25(b)		1,684	1,781,883

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(m)		1,800	1,872,450

Switzerland — 0.0%
Credit Suisse Group AG, (5 year CMT + 3.55%), 4.50%(a)(b)(m)		7,537	7,461,630

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/21(b)(c)(d)(e)(l)(n)		140,850	14,437,125

United Arab Emirates — 0.0%
DP World Ltd., 6.85%, 07/02/37		2,210	2,991,787
MAF Sukuk Ltd., 4.64%, 05/14/29		632	718,900

			3,710,687

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom — 0.3%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	29,191	$35,948,443
HSBC Holdings PLC, (5 year CMT + 3.65%), 4.60%(a)(m)	USD	2,568	2,603,310
International Game Technology PLC, 6.25%, 01/15/27(b)		344	393,020
Lloyds Banking Group PLC, (5 year UK Government Bond), 2.71%, 12/03/35(a)	GBP	20,108	28,541,989
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	USD	703	723,760
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)		353	365,531
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31(b)		434	433,006

			69,009,059

United States — 3.8%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		2,832	3,016,080
5.00%, 04/15/29		702	738,855
ADT Security Corp., 4.88%, 07/15/32(b)		303	327,907
Affinity Gaming, 6.88%, 12/15/27(b)		2,731	2,867,550
Air Lease Corp., 3.13%, 12/01/30		4,842	4,945,427
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(b)		433	444,700
5.75%, 03/15/25		318	328,733
7.50%, 03/15/26(b)		357	393,593
3.50%, 03/15/29(b)		12,640	12,482,000
Allegiant Travel Co., 8.50%, 02/05/24(b)		19,212	20,556,840
AMC Networks, Inc.
5.00%, 04/01/24		541	549,591
4.75%, 08/01/25		429	441,870
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(b)		297	306,281
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		855	873,169
Aramark Services, Inc.
4.75%, 06/01/26		723	738,364
5.00%, 02/01/28(b)		1,656	1,726,546
Avantor Funding, Inc., 4.63%, 07/15/28(b)		3,631	3,814,511
Aviation Capital Group LLC, 1.95%, 01/30/26(b)		2,122	2,104,614
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		959	939,000
B&G Foods Inc., 5.25%, 09/15/27		233	245,233
Ball Corp., 2.88%, 08/15/30		3,154	3,139,176
Bausch Health Americas, Inc., 9.25%, 04/01/26(b)		1,193	1,324,111
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25		746	768,156
9.00%, 12/15/25		1,235	1,355,659
5.75%, 08/15/27		222	238,928
6.25%, 02/15/29		2,290	2,456,208
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)		1,075	1,137,490
Boise Cascade Co., 4.88%, 07/01/30(b)		769	835,326
Boyd Gaming Corp., 8.63%, 06/01/25(b)		1,435	1,585,675
British Airways 2020-1 Class B Pass Through Trust, Series 20 - 1, Class B, 8.38%, 11/15/28(b)		3,445	3,936,438
British Airways Pass Through Trust, Series 2020-1, Class A, 4.25%, 11/15/32(b)		1,620	1,743,855
Broadcom, Inc., 1.95%, 02/15/28(b)		1,280	1,284,486
Buckeye Partners LP
4.15%, 07/01/23		207	212,411
4.35%, 10/15/24		1,170	1,200,514
4.13%, 03/01/25(b)		5,777	5,856,434

Security		Par (000)	Value

United States (continued)
Builders FirstSource, Inc., 6.75%, 06/01/27(b)	USD	351	$377,764
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(b)		1,146	1,174,650
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		23,594	24,866,071
8.13%, 07/01/27		7,996	8,775,610
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		3,566	3,742,670
Calpine Corp.(b)
4.50%, 02/15/28		1,000	1,027,200
5.13%, 03/15/28		2,412	2,496,420
Carrier Global Corp., 3.58%, 04/05/50		4,325	4,607,738
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/30(b)		2,442	2,597,604
Cedar Fair LP, 5.25%, 07/15/29		275	275,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		779	809,436
5.38%, 04/15/27		280	280,700
Centene Corp.
4.75%, 01/15/25		7,855	8,058,837
5.38%, 06/01/26(b)		8,790	9,193,900
5.38%, 08/15/26(b)		413	433,134
4.25%, 12/15/27		1,367	1,446,129
3.00%, 10/15/30		9,860	10,313,067
Centennial Resource Production LLC, 5.38%, 01/15/26(b)		575	483,000
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		283	295,381
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(m)		4,896	5,042,880
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31		15,705	16,198,965
Cheniere Energy Partners LP
5.63%, 10/01/26		612	636,694
4.50%, 10/01/29		1,177	1,265,275
5.25%, 10/01/25		2,115	2,170,519
Cheniere Energy, Inc., 4.63%, 10/15/28(b)		5,470	5,722,987
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)		983	1,002,660
CHS/Community Health Systems, Inc., 8.00%, 03/15/26(b)		3,037	3,264,775
Churchill Downs, Inc.(b)
5.50%, 04/01/27		333	348,401
4.75%, 01/15/28		210	218,400
Citigroup, Inc., (Secured Overnight Financing Rate + 3.91%), 4.41%, 03/31/31(a)		6,463	7,679,067
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)		425	452,272
Clean Harbors, Inc., 4.88%, 07/15/27(b)		294	309,544
CNX Resources Corp., 7.25%, 03/14/27(b)		290	311,837
Colfax Corp., 6.00%, 02/15/24(b)		339	350,018
CommScope, Inc., 7.13%, 07/01/28(b)		3,109	3,307,993
Continental Resources, Inc., 4.38%, 01/15/28		396	403,837
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		1,068	1,062,815
CSC Holdings LLC(b)
5.50%, 05/15/26		4,924	5,107,222
5.38%, 02/01/28		1,324	1,404,354

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CSC Holdings LLC(b) (continued)
5.75%, 01/15/30	USD	1,831	$1,965,478
4.13%, 12/01/30		9,915	10,137,096
4.63%, 12/01/30		18,890	19,267,800
3.38%, 02/15/31		3,518	3,433,040
DAE Funding LLC, 3.38%, 03/20/28(b)		2,845	2,926,794
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		280	296,100
DaVita, Inc.(b)
4.63%, 06/01/30		14,972	15,725,391
3.75%, 02/15/31		31,583	31,326,388
DCP Midstream Operating LP
5.38%, 07/15/25		465	497,550
5.13%, 05/15/29		255	277,341
DISH DBS Corp., 7.75%, 07/01/26		1,199	1,300,825
Elanco Animal Health, Inc.
4.91%, 08/27/21		272	277,830
5.27%, 08/28/23		421	454,680
5.90%, 08/28/28		594	709,533
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)		399	409,589
Encompass Health Corp., 4.50%, 02/01/28		681	709,091
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		473	505,223
5.50%, 01/30/26		270	279,450
5.75%, 01/30/28		1,277	1,353,620
Energizer Holdings, Inc.(b)
4.75%, 06/15/28		2,066	2,153,185
4.38%, 03/31/29		1,225	1,252,562
ESH Hospitality, Inc.(b)
5.25%, 05/01/25		703	717,060
4.63%, 10/01/27		311	317,991
Ford Motor Co.
9.00%, 04/22/25		1,676	2,042,625
9.63%, 04/22/30		475	673,165
Ford Motor Credit Co. LLC
5.13%, 06/16/25		2,435	2,644,410
4.13%, 08/17/27		4,157	4,375,242
Forestar Group, Inc.(b)
8.00%, 04/15/24		3,097	3,247,979
5.00%, 03/01/28		9,970	10,393,725
Freeport-McMoRan, Inc.
5.00%, 09/01/27		1,301	1,385,565
4.63%, 08/01/30		2,298	2,551,412
Fresh Market, Inc., 9.75%, 05/01/23(b)		3,262	3,359,860
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,496,585
General Motors Financial Co., Inc., 2.70%, 08/20/27		8,499	8,983,817
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27		1,243	1,181,223
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		4,421	4,811,374
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		592	640,100
Gray Television, Inc., 7.00%, 05/15/27(b)		810	885,289
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(b)		3,464	2,190,980
Hanesbrands, Inc., 4.63%, 05/15/24(b)		495	522,425
Harsco Corp., 5.75%, 07/31/27(b)		206	213,468
HCA, Inc., 3.50%, 09/01/30		19,298	20,043,100
Herc Holdings, Inc., 5.50%, 07/15/27(b)		504	531,317
Hess Corp., 4.30%, 04/01/27		4,537	5,030,679

Security		Par (000)	Value

United States (continued)
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/26	USD	825	$855,277
4.88%, 01/15/30		780	840,781
4.00%, 05/01/31(b)		1,499	1,540,110
3.63%, 02/15/32(b)(k)		14,383	14,223,205
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		332	347,181
Hologic, Inc., 3.25%, 02/15/29(b)		8,571	8,710,279
Howard Hughes Corp(b)(k)
4.13%, 02/01/29		3,624	3,608,091
4.38%, 02/01/31		3,987	3,978,667
Howard Hughes Corp.(b)
5.38%, 03/15/25		2,390	2,464,114
5.38%, 08/01/28		7,248	7,646,640
Hughes Satellite Systems Corp., 7.63%, 06/15/21		2,510	2,564,166
iHeartCommunications, Inc.
6.38%, 05/01/26		938	998,970
5.25%, 08/15/27(b)		376	389,897
4.75%, 01/15/28(b)		314	320,673
International Game Technology PLC(b)
6.25%, 02/15/22		483	492,056
6.50%, 02/15/25		659	726,660
IQVIA, Inc.(b)
5.00%, 10/15/26		581	603,514
5.00%, 05/15/27		613	645,414
Iron Mountain, Inc.(b)
4.88%, 09/15/27		842	879,890
5.25%, 03/15/28		695	730,184
5.25%, 07/15/30		11,419	12,104,140
4.50%, 02/15/31		10,376	10,610,290
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		1,035	1,097,328
JBS Investments II GmbH(b)
7.00%, 01/15/26		564	603,198
5.75%, 01/15/28		414	438,873
JBS USA LUX SA/JBS USA Finance, Inc.(b)
5.75%, 06/15/25		1,871	1,922,452
6.75%, 02/15/28		532	586,863
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(b)		1,356	1,529,500
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		203	209,399
Kraft Heinz Foods Co., 5.00%, 07/15/35		722	855,221
L Brands, Inc.
6.88%, 07/01/25(b)		647	704,548
5.25%, 02/01/28		867	915,812
6.63%, 10/01/30(b)		900	1,007,482
Lamar Media Corp.
5.75%, 02/01/26		367	377,606
4.88%, 01/15/29		1,105	1,171,300
4.00%, 02/15/30		343	351,575
Lamb Weston Holdings, Inc.(b)
4.63%, 11/01/24		458	477,144
4.88%, 11/01/26		461	478,288
4.88%, 05/15/28		213	235,834
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(b)		443	450,199
Lennar Corp.
4.13%, 01/15/22		321	327,500
4.50%, 04/30/24		365	401,774
Level 3 Financing, Inc.
5.25%, 03/15/26		425	438,260

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Level 3 Financing, Inc. (continued)
4.25%, 07/01/28(b)	USD	17,778	$18,217,294
3.63%, 01/15/29(b)		10,217	10,166,043
Lumen Technologies, Inc.(b)
5.13%, 12/15/26		743	790,091
4.00%, 02/15/27		752	777,584
Marriott International, Inc., 4.63%, 06/15/30		763	873,161
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)		7,525	7,931,049
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		433	450,389
Masonite International Corp., 5.38%, 02/01/28(b)		466	498,904
MasTec, Inc., 4.50%, 08/15/28(b)		252	265,432
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(b)		2,165	2,142,267
McDonald’s Corp., 4.45%, 09/01/48		5,587	7,032,349
Meritor, Inc.(b)
6.25%, 06/01/25		2,819	3,002,235
4.50%, 12/15/28		78	79,560
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		600	643,671
4.63%, 06/15/25(b)		1,656	1,755,360
5.75%, 02/01/27		456	511,133
3.88%, 02/15/29(b)		3,441	3,499,067
MGM Resorts International
6.75%, 05/01/25		574	614,539
5.50%, 04/15/27		755	817,642
Michaels Stores, Inc., 8.00%, 07/15/27(b)		3,822	4,096,037
Molina Healthcare, Inc.
5.38%, 11/15/22		392	415,030
3.88%, 11/15/30(b)		1,256	1,342,350
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		778	824,680
4.63%, 08/01/29		897	959,315
Nationstar Mortgage Holdings, Inc.(b)
5.50%, 08/15/28		2,103	2,171,347
5.13%, 12/15/30		1,219	1,264,712
Netflix, Inc., 5.50%, 02/15/22		392	410,130
New Home Co., Inc., 7.25%, 10/15/25(b)		2,594	2,681,547
Newell Brands, Inc., 4.35%, 04/01/23		762	802,942
Nexstar Broadcasting, Inc.(b)
5.63%, 07/15/27		1,155	1,225,986
4.75%, 11/01/28		3,259	3,356,770
NRG Energy, Inc.
7.25%, 05/15/26		570	597,639
6.63%, 01/15/27		686	720,732
5.75%, 01/15/28		461	501,211
5.25%, 06/15/29(b)		968	1,064,800
NuStar Logistics LP, 5.75%, 10/01/25		8,282	8,778,920
ONEOK Partners LP, 4.90%, 03/15/25		9,738	11,036,520
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
6.25%, 06/15/25		1,040	1,101,100
5.00%, 08/15/27		534	550,447
4.63%, 03/15/30		197	196,508
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co. Issuer, 7.50%, 06/01/25(b)		210	226,275

Security		Par (000)	Value

United States (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(b)	USD	1,270	$1,330,325
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(b)		390	426,563
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)		6,823	6,581,807
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		1,194	1,280,899
PennyMac Financial Services, Inc., 5.38%, 10/15/25(b)		207	216,833
PetSmart, Inc., 5.88%, 06/01/25(b)		572	589,160
PG&E Corp.
5.00%, 07/01/28		6,251	6,706,479
5.25%, 07/01/30		1,069	1,175,900
Picasso Finance Sub, Inc., 6.13%, 06/15/25(b)		2,160	2,305,174
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)		478	508,688
Pioneer Natural Resources Co., 1.90%, 08/15/30		6,981	6,809,706
Post Holdings, Inc., 4.63%, 04/15/30(b)		2,679	2,776,703
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 3.38%, 08/31/27		1,822	1,798,387
6.25%, 01/15/28		803	855,195
Quicken Loans LLC, 5.25%, 01/15/28(b)		2,720	2,903,600
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31(b)		14,366	14,563,532
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(b)		16,657	16,664,496
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		2,926	2,978,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(b)
5.13%, 07/15/23		49	49,608
4.00%, 10/15/27		778	782,629
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		227	244,309
Scientific Games International, Inc., 5.00%, 10/15/25(b)		516	531,521
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(b)		983	1,054,267
Select Medical Corp., 6.25%, 08/15/26(b)		19,990	21,359,315
Service Properties Trust
5.00%, 08/15/22		11,857	11,945,927
4.50%, 06/15/23		8,652	8,708,238
4.35%, 10/01/24		317	311,310
7.50%, 09/15/25		1,499	1,687,493
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29(b)		4,324	4,453,720
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		641	668,242
Simmons Foods, Inc., 5.75%, 11/01/24(b)		227	233,526
Sirius XM Radio, Inc.(b)
3.88%, 08/01/22		540	545,508
4.63%, 07/15/24		762	787,878
5.38%, 07/15/26		553	574,291
5.00%, 08/01/27		836	878,665
5.50%, 07/01/29		702	763,864
4.13%, 07/01/30		10,068	10,373,967
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		543	538,928

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	USD	308	$331,870
SM Energy Co.
1.50%, 07/01/21(n)		6,032	5,742,597
10.00%, 01/15/25(b)		5,648	6,262,220
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		249	261,450
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		2,013	2,283,748
Standard Industries, Inc.(b)
5.00%, 02/15/27		257	267,601
4.38%, 07/15/30		2,578	2,735,902
3.38%, 01/15/31		986	973,872
Steel Dynamics, Inc., 3.25%, 01/15/31		835	918,409
Stericycle Inc., 3.88%, 01/15/29(b)		650	667,875
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		1,163	1,224,057
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		436	448,068
6.00%, 04/15/27		332	351,505
4.50%, 05/15/29(b)		1,259	1,286,830
Talen Energy Supply LLC, 7.63%, 06/01/28(b)		8,340	8,986,350
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/32(b)(k)		10,587	10,481,130
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		274	281,425
5.88%, 04/15/26		558	584,511
5.38%, 02/01/27		279	288,335
6.50%, 07/15/27		450	483,750
6.88%, 01/15/29		456	503,310
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		164	185,274
TEGNA, Inc.(b)
4.75%, 03/15/26		1,957	2,074,420
4.63%, 03/15/28		414	419,119
Teleflex, Inc., 4.63%, 11/15/27		275	290,777
Tempur Sealy International, Inc., 5.50%, 06/15/26		327	338,854
Tenet Healthcare Corp.
4.63%, 07/15/24		2,302	2,342,976
4.63%, 09/01/24(b)		328	336,610
5.13%, 05/01/25		756	765,934
4.88%, 01/01/26(b)		1,131	1,179,780
6.25%, 02/01/27(b)		844	889,074
4.63%, 06/15/28(b)		1,279	1,337,956
Terex Corp., 5.63%, 02/01/25(b)		551	564,086
T-Mobile USA, Inc.(b)
3.88%, 04/15/30		6,066	6,849,545
2.55%, 02/15/31		5,269	5,396,931
2.25%, 11/15/31		4,051	4,047,840
TransDigm, Inc.
6.25%, 03/15/26(b)		40,054	42,365,116
6.38%, 06/15/26		763	787,797
TreeHouse Foods, Inc., 4.00%, 09/01/28		212	214,120
TRI Pointe Group, Inc., 5.70%, 06/15/28		645	724,012
U.S. Foods, Inc., 6.25%, 04/15/25(b)		416	444,080
Uber Technologies, Inc., 6.25%, 01/15/28(b)		1,244	1,337,300
Under Armour, Inc., 3.25%, 06/15/26		246	246,562

Security		Par (000)	Value

United States (continued)
United Airlines Pass-Through Trust
Series 2016-1, Class A, 5.88%, 10/15/27	USD	20,596	$23,003,685
Series 2020-1, Class B, 4.88%, 07/15/27(k)		576	588,960
United Rentals North America, Inc.
5.88%, 09/15/26		568	598,502
5.50%, 05/15/27		569	608,041
4.88%, 01/15/28		906	962,851
3.88%, 02/15/31		4,182	4,359,735
United Shore Financial Services LLC, 5.50%, 11/15/25(b)		18,191	19,146,027
US Concrete, Inc.
6.38%, 06/01/24		109	111,861
5.13%, 03/01/29(b)		2,843	2,903,428
Vail Resorts, Inc., 6.25%, 05/15/25(b)		256	272,000
Valvoline, Inc., 4.25%, 02/15/30(b)		247	258,115
ViaSat, Inc., 5.63%, 04/15/27(b)		252	264,915
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		3,730	3,790,612
3.75%, 02/15/27		3,595	3,653,419
4.13%, 08/15/30		4,285	4,459,100
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		559	581,192
5.63%, 02/15/27		12,703	13,400,522
5.00%, 07/31/27		721	758,997
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		3,022	3,142,880
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(a)(m)		5,274	5,274,000
WESCO Distribution, Inc., 7.25%, 06/15/28(b)		1,695	1,904,104
William Carter Co., 5.63%, 03/15/27(b)		281	296,806
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)		751	773,530
WMG Acquisition Corp., 3.88%, 07/15/30(b)		220	224,400
WPX Energy, Inc.
5.75%, 06/01/26		274	287,392
5.25%, 10/15/27		414	436,381
4.50%, 01/15/30		615	650,978
Wyndham Destinations, Inc., 6.63%, 07/31/26(b)		4,604	5,141,747
Wyndham Hotels & Resorts, Inc.(b)
5.38%, 04/15/26		277	283,579
4.38%, 08/15/28		1,715	1,732,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		690	700,077
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		472	506,843
5.13%, 10/01/29		574	584,895
Xerox Holdings Corp., 5.00%, 08/15/25(b)		4,241	4,447,876
XHR LP, 6.38%, 08/15/25(b)		8,099	8,463,455
XPO Logistics, Inc.(b)
6.13%, 09/01/23		294	298,778
6.75%, 08/15/24		579	612,350
6.25%, 05/01/25		2,212	2,375,135
Yum! Brands, Inc.
4.75%, 01/15/30(b)		641	687,472

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Yum! Brands, Inc. (continued)
3.63%, 03/15/31	USD	5,149	$5,046,020
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		632	633,782

			969,876,398

Total Corporate Bonds — 6.2% (Cost: $1,745,350,010)			1,563,417,641

Floating Rate Loan Interests

Canada — 0.1%
Knowlton Development Corp. Inc., 2020 EUR Term Loan B, (EURIBOR + 5.00%), 5.00%, 12/22/25	EUR	23,477	28,461,532

Chile(c) — 0.1%
Latam Airlines Group SA
Term Loan 2015-1A, (3 mo. LIBOR + 3.20%), 3.43%, 08/30/29	USD	27,809	28,017,751
Term Loan 2015-1B, (3 mo. LIBOR + 3.20%), 3.43%, 08/30/25		4,743	4,778,597

			32,796,348

France — 0.1%
Babilou Group, EUR Term Loan B, (Euribor + 5.00%), 5.00%, 10/08/27	EUR	26,693	32,494,668
Casino Guichard-Perrachon SA, EUR Term Loan B, (EURIBOR + 5.50%), 5.50%, 01/31/24		—	—

			32,494,668

Germany — 0.2%
HSE24 Trading GmbH, EUR Term Loan, (Euribor + 6.50%), 5.98%, 12/31/25(c)		28,739	35,262,108

Luxembourg — 0.2%
Luxembourg Life Fund, Long Term Loan G, (Fixed + 9.00%), 9.00%, 08/03/27(c)	USD	11,546	11,517,395
Pronovias SL(o)
EUR Term Loan B1, 10/02/24	EUR	7,858	6,937,652
EUR Term Loan B3, 10/02/24		19,858	17,531,621

			35,986,668

Netherlands — 0.3%
Boels Topholding BV, 2020 EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 02/06/27		31,155	37,841,407
Ziggo BV, 2019 EUR Term Loan H, (EURIBOR + 3.00%), 3.00%, 01/31/29		39,843	48,178,164

			86,019,571

United Kingdom — 0.1%
BCA Marketplace PLC, 2020 EUR Term Loan, (Euribor + 5.50%), 5.50%, 04/29/23(c)		20,860	25,567,444

United States — 0.5%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.00%), 6.75%, 02/02/26(c)	USD	9,304	9,303,683
Airbnb, Inc., Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 04/17/25		7,592	8,215,824
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00, 1.00% Floor), 4.50%, 10/19/27		16,714	16,767,318
Athenahealth, Inc., 2021 Term Loan B, 02/11/26(k)(o)		2,663	2,669,658

Security		Par (000)	Value

United States (continued)
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 11/08/27.	USD	1,854	$1,859,302
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/30/27		2,379	2,384,985
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.62%, 07/21/25		4,369	4,363,589
Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/08/26.		1,363	1,368,057
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25		11,149	11,232,675
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 1.88%, 06/22/26		19,245	19,092,657
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27(k)		10,591	10,617,366
Kronos Acquisition Holdings Inc., 2020 Term Loan B, 12/17/26(o)		1,428	1,426,273
LBM Acquisition LLC(k)(o)
Delayed Draw Term Loan, 12/18/27		684	684,702
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 5.25%, 12/18/27		3,078	3,081,157
Opendoor GP II LLC, Term Loan, (UNFND), 3.33%, 01/23/26(c)		7,955	7,955,000
Pacific Gas & Electric Co., 2020 Term Loan, (PRIME + 3.50%), 6.75%, 06/23/25		6,027	6,074,929
Park River Holdings Inc, Term Loan, (3 mo. LIBOR + 3.25%), 4.00%, 12/28/27(k)		5,978	5,986,967
Petco Animal Supplies, Inc., 2017 Term Loan B, 01/26/23(k)(o)		1,293	1,291,102
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.97%), 4.09%, 07/24/26		3,189	3,053,260
Select Medical Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 2.53%, 03/06/25(k)		1,854	1,839,985
Shearer’s Foods, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 09/23/27(k)		3,787	3,797,572
Woof Holdings, Inc., 12/21/27(k)(o)		219	220,296

			123,286,357

Total Floating Rate Loan Interests — 1.6% (Cost: $380,502,746)			399,874,696

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond
1.00%, 07/09/29		3,751	1,548,327
0.13%, 07/09/30(p)		35,805	13,650,747
0.13%, 07/09/35(p)		44,033	15,067,773
0.13%, 01/09/38(p)		14,865	5,806,531

			36,073,378

Australia — 0.7%
Australia Government Bond, 3.00%, 03/21/47	AUD	180,909	164,556,300

16

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Bahrain — 0.1%
Bahrain Government International Bond
6.75%, 09/20/29	USD	9,207	$10,363,629
5.25%, 01/25/33(b)		1,245	1,238,775

			11,602,404

Brazil — 0.2%
Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 01/01/27	BRL	214,393	44,899,418
Brazilian Government International Bond
4.63%, 01/13/28	USD	4,325	4,761,555
3.88%, 06/12/30		3,013	3,096,799

			52,757,772

China — 2.6%
China Government Bond
3.29%, 05/23/29	CNY	2,082,520	324,300,413
2.68%, 05/21/30		2,227,070	329,459,990

			653,760,403

Colombia — 0.1%
Colombia Government International Bond
8.13%, 05/21/24	USD	1,517	1,836,044
4.50%, 01/28/26		12,874	14,438,996
3.88%, 04/25/27		1,674	1,837,738
4.50%, 03/15/29		2,561	2,915,538
4.13%, 05/15/51		841	879,371

			21,907,687

Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27		4,293	4,969,147
4.50%, 01/30/30(b)		3,468	3,613,223
4.50%, 01/30/30		3,123	3,253,776
6.40%, 06/05/49		1,894	2,110,626

			13,946,772

Egypt — 0.1%
Egypt Government International Bond
5.75%, 05/29/24(b)		3,477	3,738,862
5.88%, 06/11/25		5,426	5,897,384
7.60%, 03/01/29		7,626	8,569,717
8.50%, 01/31/47(b)		3,218	3,525,721

			21,731,684

Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/50	EUR	24,421	30,310,184

Greece — 0.2%
Hellenic Republic Government Bond, 2.00%, 04/22/27(b)		43,908	58,806,941

Indonesia — 0.0%
Indonesia Government International Bond
4.10%, 04/24/28	USD	6,883	7,943,412
4.20%, 10/15/50		2,572	3,071,129

			11,014,541

Italy — 1.9%
Italy Buoni Poliennali Del Tesoro 1.35%, 04/01/30	EUR	146,432	190,646,333

Security		Par (000)	Value

Italy (continued)
Italy Buoni Poliennali Del Tesoro (continued)
0.95%, 08/01/30	EUR	122,269	$153,583,155
3.85%, 09/01/49(b)		73,707	138,526,715

			482,756,203

Japan — 0.8%
Japan Government Thirty Year Bond, 0.40%, 09/20/49	JPY	22,043,100	196,736,956

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	USD	3,296	3,657,530
2.66%, 05/24/31		8,166	8,122,618
4.75%, 04/27/32		7,140	8,329,256

			20,109,404

Morocco(b) — 0.0%
Morocco Government International Bond
3.00%, 12/15/32		2,444	2,458,511
4.00%, 12/15/50		1,400	1,425,813

			3,884,324

Panama — 0.0%
Panama Government International Bond
3.16%, 01/23/30		3,886	4,226,025
6.70%, 01/26/36		2,094	3,003,581
4.50%, 04/16/50		2,923	3,580,675

			10,810,281

Paraguay(b) — 0.0%
Paraguay Government International Bond
4.95%, 04/28/31		2,573	3,067,498
5.40%, 03/30/50		2,940	3,658,463

			6,725,961

Qatar(b) — 0.0%
Qatar Government International Bond
4.00%, 03/14/29		6,244	7,321,090
4.40%, 04/16/50		2,796	3,564,900

			10,885,990

Romania — 0.0%
Romanian Government International Bond, 6.13%, 01/22/44(b)		2,162	2,978,831

Russia — 0.0%
Russian Foreign Bond - Eurobond
4.25%, 06/23/27		1,600	1,818,700
5.25%, 06/23/47		2,200	2,951,438

			4,770,138

Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30		3,603	4,283,066
4.63%, 10/04/47		2,464	2,947,560

			7,230,626

Spain(b) — 1.0%
Spain Government Bond
0.60%, 10/31/29	EUR	129,293	165,209,300
1.25%, 10/31/30		17,638	23,782,850

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Spain Government Bond (continued)
1.00%, 10/31/50	EUR	30,921	$37,961,021
Series 30-Y, 2.70%, 10/31/48		13,720	24,002,762

			250,955,933

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/23	USD	1,132	1,233,173
7.75%, 09/01/25(b)		2,658	2,962,839
7.75%, 09/01/25		1,625	1,811,367
7.25%, 03/15/33(b)		6,112	6,499,730

			12,507,109

Uruguay — 0.0%
Uruguay Government International Bond, 5.10%, 06/18/50		4,657	6,254,540

Total Foreign Agency Obligations — 8.2% (Cost: $1,931,216,197)			2,093,074,362

		Shares

Investment Companies

United States — 5.0%
Consumer Discretionary Select Sector SPDR Fund		187,567	30,387,730
Financial Select Sector SPDR Fund		799,365	23,141,617
Industrial Select Sector SPDR Fund(f)		521,106	44,174,156
iShares China Large-Cap ETF(e)(f)		692,293	34,171,583
iShares iBoxx $ High Yield Corporate Bond ETF(e)(f)(h)		3,487,189	303,280,827
iShares iBoxx $ Investment Grade Corporate Bond ETF(e)(f)		985,249	133,599,764
iShares MSCI Brazil ETF(e)(f)		331,338	11,328,446
iShares MSCI Emerging Markets ETF(e)(f)		84,232	4,490,408
iShares Nasdaq Biotechnology ETF(e)(f)		29,547	4,746,430
iShares Russell 2000 ETF(e)(f)		776,645	159,647,146
iShares S&P 500 Value ETF(e)(f)		227,346	28,641,049
KraneShares Bosera MSCI China A ETF		171,614	8,156,813
KraneShares CSI China Internet ETF(f)		131,443	11,407,938
SPDR Bloomberg Barclays High Yield Bond ETF(f) .		1,711,684	185,546,546
SPDR Gold Shares(d)(h)		1,679,906	289,968,575
SPDR S&P Oil & Gas Exploration & Production ETF(f)		44,122	2,837,927
VanEck Vectors Semiconductor ETF(f)		5,848	1,325,215

Total Investment Companies — 5.0% (Cost: $1,148,066,029)			1,276,852,170

Security		Par (000)	Value

Municipal Bonds

Ohio — 0.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, , 5.00%, 06/01/55	USD	7,680	$8,952,038

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53		1,480	1,656,401
Series A-1, Restructured, 5.00%, 07/01/58		22,234	25,250,265

			26,906,666

Total Municipal Bonds — 0.1% (Cost: $34,243,694)			35,858,704

Non-Agency Mortgage-Backed Securities

United States — 0.7%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.14%, 08/10/35(a)(b)		4,330	4,528,468
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(a)(b)		2,924	2,919,293
BAMLL Commercial Mortgage Securities Trust 2015-200P, Series 2015-200P, Class D, 3.60%, 04/14/33(a)(b)		730	780,316
BANK 2017-BNK8, Series 2017-BNK8, Class B, 3.93%, 11/15/50(a)		1,551	1,730,312
BANK 2017-BNK9, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990
			2,273,787
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1 mo. LIBOR US + 1.05%), 1.18%, 11/25/35		460	433,471
Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.34%), 0.47%, 10/25/36		619	582,793
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. LIBOR US + 1.12%), 1.25%, 03/15/37(a)(b)		4,880	4,800,408
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,957,856
BX 2021-MFM1(a)(b)
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 2.40%, 01/15/34		3,160	3,162,976
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.15%, 01/15/34		4,900	4,903,076
BX Commercial Mortgage Trust(a)(b) (1 mo. LIBOR US + 3.25%), 3.38%, 10/15/37		1,500	1,502,399
Series 2018-BIOA, Class D, (1 mo. LIBOR US + 1.32%), 1.45%, 03/15/37		1,300	1,301,607
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.60%, 03/15/37		7,722	7,719,897
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.18%, 11/15/35		3,821	3,829,075
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.43%, 10/15/36		8,947	8,961,463
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.78%, 10/15/36		10,273	10,291,978

18

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust 2018-BIOA, Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.08%, 03/15/37(a)(b)	USD	5,927	$5,934,634
BX Trust(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41		8,408	9,053,102
Series 2019-OC11, Class E, 4.08%, 12/09/41		11,784	12,226,772
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	956,270
CGDBB Commercial Mortgage Trust, Series 2017- BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.28%, 07/15/32(a)(b)		3,314
			3,316,467
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class D, 5.09%, 03/10/47(a)(b)		1,197	1,276,399
Series 2014-GC23, Class AS, 3.86%, 07/10/47		5,552	6,041,756
Series 2019-SST2, Class F, (1 mo. LIBOR US + 2.50%), 2.63%, 12/15/36(a)(b)		1,750	1,748,952
Citigroup COmmercial Mortgage Trust, Series 2018- C6, Class A4, 4.41%, 11/10/51		2,000	2,388,154
COMM Mortgage Trust, Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,958	4,290,064
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.48%, 12/15/31(a)(b)		2,008	1,952,465
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.28%, 05/15/36(a)(b)		2,100	2,105,390
CSAIL Commercial Mortgage Trust, Series 2020- C19, Class A3, 2.56%, 03/15/53		11,759	12,540,943
CSMC 2020-NET, Series 2020-NET, Class A, 2.26%, 08/15/37(b)		4,036	4,182,689
DBWF Mortgage Trust, Series 2018-GLKS, Class C, (1 mo. LIBOR US + 1.75%), 1.88%, 12/19/30(a)(b)		1,650	1,639,770
GCT Commercial Mortgage Trust, 2.50%, 02/15/38(a)(b)		810	810,000
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	4,718,870
Series 2020-GSA2, Class XA, 1.74%, 12/12/53(a)(b)		4,438	590,886
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)		897	918,590
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.13%, 07/15/36(a)(b)		4,870	4,811,268
JP Morgan Chase Commercial Mortgage Securities Trust(b)
Series 2018-WPT, Class DFL, (1 mo. LIBOR US + 2.25%), 2.39%, 07/05/33(a)		1,253	1,206,151
Series 2018-WPT, Class DFX, 5.35%, 07/05/33		2,168	2,295,781
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	5,066,351
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.34%, 05/15/48(a)		647	676,194
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,847,622
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.70%, 02/15/53.		2,855	3,089,547

Security		Par (000)	Value

United States (continued)
Morgan Stanley Capital I Trust 2018-MP, Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)	USD	2,110	$2,317,915
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,274,145
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.03%, 08/10/49(a)(b)		1,766	1,824,705
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	2,206,363
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,563,628
Series 2017-C38, Class C, 3.90%, 07/15/50		1,305	1,406,135
Series 2017-C41, Class B, 4.19%, 11/15/50		3,149	3,430,542
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		2,162	2,441,735
Series 2020-C58, Class XA, 1.89%, 07/15/53		31,883	4,508,227

Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $179,059,478)			184,337,657

Preferred Securities

Capital Trusts — 0.3%

Mexico(a) — 0.0%
Banco Mercantil del Norte SA, 6.75%(b)(m)		2,426	2,570,044
BBVA Bancomer SA, 5.13%, 01/18/33		2,407	2,551,661

			5,121,705

United Kingdom — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(a)		626	778,270

United States — 0.3%
American Express Co., Series C, 3.50%(a)(m)		9,039	8,948,610
Citigroup, Inc., Series Q, 4.32%(a)(m)		12,482	12,454,540
General Motors Financial Co., Inc., Series C, 5.70%(a)(m)		1,857	2,086,804
Goldman Sachs Group, Inc., Series M, 4.13%(a)(m)		14,361	14,293,503
Morgan Stanley, Series H, 3.85%(a)(m)		10,558	10,544,802
NBCUniversal Enterprise, Inc., 5.25%(b)(m)		10,521	10,547,302
Prudential Financial, Inc.(a)
5.63%, 06/15/43		5,623	6,050,601
5.88%, 09/15/42		8,044	8,516,585
USB Capital IX, 3.50%(a)(m)		3,935	3,826,788

			77,269,535

			83,169,510

		Shares

Preferred Stocks — 2.0%

Brazil — 0.1%
Centrais Eletricas Brasileiras SA, Preference B Shares		40,575	213,131
Itau Unibanco Holding SA, Preference Shares		997,172	5,165,013
Neon Payments Ltd.(c)		26,317	9,262,795

			14,640,939

France — 0.4%
Arrival Ltd., Series A, (Acquired 10/08/20, Cost: $31,415,722)(c)(g)		7,836,122	104,890,029

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

Germany — 0.0%
Volkswagen AG, Preference Shares		3,225	$609,688

India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired , Cost: $13,030,114)(c)(g)		4,047	10,709,684

United States — 1.5%
Aptiv PLC, Series A, 06/15/23(n)		132,372	20,577,227
Becton Dickinson and Co., Series B, 06/01/23(f)(n)		509,265	28,661,434
Boston Scientific Corp., Series A, 06/01/23(f)(n)		88,689	9,690,160
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $34,233,056)(c)(g)		312,419	34,771,532
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(n)		34,289	39,393,946
Databricks, Inc., Series F, (Acquired 10/22/19, Cost: $11,769,837)(c)(g)		274,046	48,607,539
DoubleVerify Holdings, Inc. Series A, Series A, (Acquired 11/18/20, Cost: $6,996,468)(c)(g)		1,219,513	7,743,908
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $8,907,002)(c)(g)		269,447	10,001,873
Grand Rounds, Inc.(c)(g)
Series C, (Acquired 03/31/15, Cost: $26,357,523)		9,493,075	39,681,054
Series D, (Acquired 05/01/18, Cost: $4,824,038) .		1,990,402	8,240,264
Jumpcloud, Inc., Series E-1, (Acquired 10/30/20, Cost: $11,778,091)(c)(g)		6,458,349	11,754,195
Loadsmart, Inc., Series C, (Acquired 10/05/20, Cost: $10,694,460)(c)(g)		1,250,814	11,319,867
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(c)(g)		4,459,883	52,938,811
Mount Sinai Genomics, Inc., Series C, (Acquired 07/17/20, Cost: $10,527,582)(c)(g)		17,155	12,891,811
Mythic AI Inc. series C, (Acquired 01/26/21, Cost: $6,129,221)(c)(g)		892,159	6,129,132
Nuvia, Inc., Series B, (Acquired 09/17/20, Cost: $5,286,012)(c)(g)		1,648,095	12,822,179
SambaNova Systems, Inc., Series C, (Acquired 02/19/20, Cost: $11,739,902)(c)(g)		220,503	13,274,281
Zero Mass Water, Inc., Series C-1, (Acquired 05/07/20, Cost: $8,796,956)(c)(g)		558,055	9,129,780

			377,628,993

			508,479,333

Trust Preferreds — 0.2%

United States — 0.2%
Citigroup Capital XIII, 6.57%, 10/30/40(a)		629,905	17,681,433
GMAC Capital Trust I, Series 2, 6.01%, 02/15/40(a) .		691,942	18,350,302
Wells Fargo & Co., Series L, 7.50%(m)(n)		5,825	8,411,300

Total Preferred Securities — 2.5% (Cost: $475,605,516)			636,091,878

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 0.0%
Uniform Mortgage-Backed Securities 1.36%, 12/25/29	USD	8,414	785,051
Class A2, 3.70%, 09/25/30(a)		2,165	2,578,759

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
Series 2020-DNA6, Class B1, 3.08%, 12/25/50(a)(b)	USD	2,200	$2,224,799
Series KW09, Class X1, 0.80%, 05/25/29(a)		58,300	3,288,213

Total U.S. Government Sponsored Agency Securities — 0.0% (Cost: $8,817,900)			8,876,822

U.S. Treasury Obligations
U.S. Treasury Bills, 0.01%, 04/15/21(j)(q)		45,000	44,994,525
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40(r)(s)		159,887	145,927,386
2.38%, 11/15/49(h)(r)		145,202	163,550,543
1.63%, 11/15/50		20,173	19,176,768
U.S. Treasury Inflation Indexed Bonds, 0.13%, 01/15/30(s)		67,840	75,954,754
U.S. Treasury Inflation Protected Security, 0.13%, 10/15/24		72,915	78,799,670
U.S. Treasury Notes, 2.00%, 11/15/21(r)		75,000	76,119,141

Total U.S. Treasury Obligations — 2.4% (Cost: $588,538,442)			604,522,787

		Shares

Warrants

Brazil(c) — 0.0%
Neon Payments Ltd. - T1		9,859	257,912
Neon Payments Ltd. - T2		9,859	257,911

			515,823

Switzerland — 0.0%
Cie Financiere Richemont SA, (Expires 11/22/23)(d)		4,654	1,515

United States — 0.0%
Zero Mass Water, Inc., Series C-1, (Acquired 05/08/20, Cost: $0), 05/08/20(c)(g)		558,055	675,247

Total Warrants — 0.0% (Cost: $1)			1,192,585

Total Long-Term Investments — 96.2% (Cost: $18,226,032,093)
			24,464,261,742

Short-Term Securities

Money Market Funds — 2.7%
SL Liquidity Series, LLC, Money Market Series, 0.17%(e)(t)(u)		676,275,016	676,545,526

		Par (000)

Time Deposits — 0.0%

Australia — 0.0%
Australia And New Zealand Banking, Melbourne, (0.32%), 01/03/21	AUD	131	100,445

Canada — 0.0%
Brown Brothers Harriman & Co., 0.01%, 01/03/21	CAD	4,249	3,322,421

20

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France — 0.0%
Citibank NA, New York, (1.71%), 01/03/21	EUR	371	$450,310

Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 01/03/21	SGD	27	20,682

			3,893,858

U.S. Treasury Obligations — 2.8%
U.S. Treasury Bills, 0.01%, 02/02/21 - 04/08/21(j)(q)	USD	689,000	688,986,787
US Treasury Cash Management Bill, 0.01%, 05/04/21(j)(q)		30,000	29,993,100

			718,979,887

Total Short-Term Securities — 5.5% (Cost: $1,399,269,203)			1,399,419,271

Options Purchased — 0.5% (Cost: $190,378,797)			141,781,501

Total Investments Before Options Written — 102.2% (Cost: $19,815,680,093)			26,005,462,514

		Shares

Investments Sold Short

Common Stocks

United States — (0.7)%
Appian Corp.(d)		(175,906)	(38,428,425)
DoorDash, Inc.(d)		(210,574)	(40,697,637)
Hershey Co.		(48,247)	(7,017,044)
JM Smucker Co.		(51,256)	(5,966,711)
McCormick & Co., Inc.		(57,304)	(5,131,000)
Nordstrom, Inc.		(78,442)	(2,780,769)
Seagate Technology PLC		(111,664)	(7,383,223)
Snowflake, Inc., Class A(d)		(126,364)	(34,427,872)
Unity Software, Inc.(d)		(47,689)	(7,144,766)
Walgreens Boots Alliance, Inc.		(764,669)	(38,424,617)

Total Investments Sold Short — (0.7)% (Proceeds: $(167,736,938))			(187,402,064)

Options Written — (0.3)% (Premiums Received: $(90,462,820))			(79,492,256)

Total Investments, Net of Options Written — 101.2% (Cost: $19,557,480,335)			25,738,568,194

Liabilities in Excess of Other Assets — (1.2)%			(297,719,698)

Net Assets — 100.0%			$25,440,848,496

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	All or a portion of this security is on loan.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,045,565,659, representing 4.11% of its net assets as of period end, and an original cost of $477,472,282.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Zero-coupon bond.
(k)	When-issued security.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Perpetual security with no stated maturity date.
(n)	Convertible security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Par/Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
Bio City Development Co. BV	$13,732,875	$—	$—		$—	$704,250	$14,437,125	140,850,000	$—	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,000,470	—	(3,000,470	)(a)	—	—	—	—	—	—
iShares China Large-Cap ETF	10,177,971	41,709,755	(21,693,797)		1,151,674	2,825,979	34,171,582	692,293	473,228	—

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Affiliates (continued)

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Par/Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

iShares iBoxx $ Investment Grade Corporate Bond ETF	$131,757,349	$—		$—	$—	$1,842,415	$133,599,764	985,249	$826,265		$—
iShares iBoxx USD High Yield Corporate Bond ETF	304,841,058	46,023,776		(57,928,862)	1,195,288	9,149,567	303,280,827	3,487,189	3,566,780		—
iShares Latin America 40 ETF	—	14,467,669		—	—	573,539	15,041,208	553,800	—		—
iShares MSCI Brazil ETF	8,899,738	—		—	—	2,428,708	11,328,446	331,338	91,536		—
iShares MSCI Emerging Markets ETF	3,766,013	—		—	—	724,395	4,490,408	84,232	43,707		—
iShares Nasdaq Biotechnology ETF	3,859,429	—		—	—	887,001	4,746,430	29,547	1,935		—
iShares Russell 2000 ETF	89,229,272	200,274,335		(172,891,693)	10,854,958	32,180,274	159,647,146	776,645	345,328		—
iShares S&P 500 Value ETF	25,096,725	—		—	—	3,544,324	28,641,049	227,346	177,666		—
Quintis Australia Pty. Ltd.	82,133,651	—		—	—	4,002	82,133,651	82,133,651	—		—
Quintis Australia Pty. Ltd.	82,684,528	—		—	—	67,269	82,684,528	82,684,528	—		—
Quintis HoldCo Pty. Ltd.	36,275,449	—		—	—	(6,527,114)	29,748,335	43,735,802	—		—
SL Liquidity Series, LLC, Money Market Series	213,007,106	1,788,426,126	(a)	(1,324,920,969)	(23,629)	56,892	676,545,526	676,275,016	887,308	(b)	—

					$13,178,291	$48,461,501	$1,580,496,025		$6,413,753		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	1,004	03/08/21	$183,979	$(427,538)
Euro OAT	1,085	03/08/21	219,981	(461,932)
10-Year Australian T-Bond	703	03/15/21	78,370	(630,176)
DAX Index	235	03/19/21	95,836	(2,702,694)
Euro Stoxx 50 Index	3,001	03/19/21	126,664	(2,346,755)
MSCI Emerging Markets Index	631	03/19/21	41,838	2,075,953
Russell 2000 E-Mini Index	959	03/19/21	99,170	2,816,044
10-Year U.S. Treasury Note	5,051	03/22/21	692,145	(3,575,397)
10-Year U.S. Ultra Note	11,992	03/22/21	1,844,707	(19,909,251)
U.S. Ultra Bond	480	03/22/21	98,265	(1,293,288)
Exchange Traded Bitcoin Futures	37	03/26/21	6,508	360,458

				(26,094,576)

Short Contracts
Euro Bund Futures	492	03/08/21	105,830	229,342
Yen Denom Nikkei Index	27	03/11/21	3,580	(147,445)
SPI 200 Index	35	03/18/21	4,374	19,989
FTSE 100 Index	114	03/19/21	9,936	281,456
NASDAQ 100 E-Mini Index	1,317	03/19/21	340,082	4,263,328
S&P 500 E-Mini Index	14,595	03/19/21	2,703,870	(12,863,028)
Long U.S. Treasury Bond	67	03/22/21	11,304	447,443
2-Year U.S. Treasury Notes	6,623	03/31/21	1,463,528	(1,418,140)
5-Year U.S. Treasury Notes	8,067	03/31/21	1,015,434	259,960

				(8,927,095)

				$(35,021,671)

22

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	801,623,000	USD	37,419,669	Goldman Sachs International	02/04/21	$1,681,522
USD	107,521,945	HKD	833,587,000	BNP Paribas S.A.	02/04/21	7,618
EUR	60,026,433	USD	71,345,834	Barclays Bank PLC	02/11/21	1,513,220
USD	63,381	MXN	1,281,176	UBS AG	02/11/21	936
CHF	47,736,000	USD	52,496,486	JPMorgan Chase Bank N.A.	02/12/21	1,109,181
EUR	1,158,123	USD	1,377,216	Bank of America N.A.	02/19/21	28,741
EUR	55,195,877	USD	65,650,142	Bank of America N.A.	02/19/21	1,357,439
JPY	9,351,748,000	USD	88,887,685	JPMorgan Chase Bank N.A.	02/19/21	406,775
USD	50,789,184	EUR	41,832,437	JPMorgan Chase Bank N.A.	02/19/21	4,768
EUR	34,347,000	USD	40,548,272	Citibank N.A.	02/25/21	1,154,349
JPY	9,337,973,000	USD	88,762,483	Morgan Stanley & Co. International PLC	02/25/21	405,240
USD	45,203,910	EUR	37,201,588	BNP Paribas S.A.	02/25/21	35,373
USD	3,664,318	EUR	3,016,345	Citibank N.A.	02/25/21	2,005
EUR	89,146,882	USD	105,515,890	Morgan Stanley & Co. International PLC	02/26/21	2,724,722
EUR	46,836,000	USD	56,333,737	JPMorgan Chase Bank N.A.	03/04/21	541,348
EUR	70,513,783	USD	84,300,462	JPMorgan Chase Bank N.A.	03/04/21	1,327,632
EUR	40,325,814	USD	48,940,856	Citibank N.A.	03/11/21	36,514
GBP	42,950,389	EUR	47,397,000	JPMorgan Chase Bank N.A.	03/18/21	1,287,628
GBP	35,895,000	USD	48,251,243	HSBC Bank USA N.A.	03/18/21	942,039
USD	86,234,082	EUR	70,952,829	Citibank N.A.	03/18/21	45,032
GBP	43,487,000	USD	58,787,475	HSBC Bank USA N.A.	03/25/21	813,081
GBP	16,822,000	USD	22,805,876	Deutsche Bank AG	04/01/21	250,312
GBP	45,895,000	USD	62,661,898	Morgan Stanley & Co. International PLC	04/15/21	246,140
GBP	44,997,000	USD	61,443,988	Citibank N.A.	04/16/21	233,440
GBP	870,000	USD	1,187,807	Morgan Stanley & Co. International PLC	04/16/21	4,703
GBP	68,365,000	USD	93,332,554	Barclays Bank PLC	04/22/21	377,903
USD	64,322,825	BRL	339,721,000	BNP Paribas S.A.	04/22/21	2,371,952
USD	64,472,084	NOK	550,237,000	JPMorgan Chase Bank N.A.	04/22/21	247,596
GBP	68,328,000	USD	93,282,513	Barclays Bank PLC	04/23/21	377,641
USD	96,112,832	AUD	124,147,000	Morgan Stanley & Co. International PLC	04/23/21	1,190,884

						20,725,734

JPY	8,524,294,000	USD	81,644,194	Morgan Stanley & Co. International PLC	02/04/21	(261,403)
USD	73,317,408	CNH	493,064,000	BNP Paribas S.A.	02/04/21	(3,152,112)
JPY	8,512,411,000	USD	81,543,612	JPMorgan Chase Bank N.A.	02/05/21	(273,571)
USD	43,673,850	CNH	293,728,000	Citibank N.A.	02/05/21	(1,876,674)
USD	72,836,374	EUR	60,026,433	Citibank N.A.	02/11/21	(22,680)
USD	107,186,072	HKD	831,437,000	HSBC Bank USA N.A.	02/11/21	(50,763)
JPY	10,499,307,000	USD	100,563,644	Goldman Sachs International	02/12/21	(318,089)
JPY	10,483,126,000	USD	100,435,115	Goldman Sachs International	02/18/21	(338,674)
EUR	5,870,933	USD	7,150,573	Bank of America N.A.	02/25/21	(22,344)
KRW	75,158,579,000	USD	67,309,003	HSBC Bank USA N.A.	02/26/21	(97,768)
USD	105,642,279	EUR	89,147,000	JPMorgan Chase Bank N.A.	02/26/21	(2,598,476)
USD	356,833	ZAR	5,650,047	Bank of America N.A.	02/26/21	(15,430)
USD	66,784,618	ZAR	1,056,131,953	Bank of America N.A.	02/26/21	(2,800,420)
JPY	5,873,001,000	USD	56,311,191	JPMorgan Chase Bank N.A.	03/04/21	(226,411)
USD	62,088,420	CNH	408,399,000	Morgan Stanley & Co. International PLC	03/04/21	(1,113,629)
USD	56,856,626	EUR	46,835,783	Citibank N.A.	03/04/21	(18,195)
USD	84,778,376	EUR	70,514,000	Citibank N.A.	03/04/21	(849,981)
JPY	12,977,640,000	USD	124,801,116	JPMorgan Chase Bank N.A.	03/11/21	(859,488)
USD	100,660,773	CNH	660,842,000	Barclays Bank PLC	03/11/21	(1,561,192)
USD	4,118,420	CNH	27,042,000	HSBC Bank USA N.A.	03/11/21	(64,556)
USD	48,969,088	EUR	40,325,814	JPMorgan Chase Bank N.A.	03/11/21	(8,282)
USD	67,597,314	INR	5,032,620,000	Citibank N.A.	03/12/21	(1,051,248)
EUR	70,952,829	USD	86,325,128	JPMorgan Chase Bank N.A.	03/18/21	(136,079)
CAD	141,871,000	USD	111,523,722	Deutsche Bank AG	03/19/21	(565,587)
EUR	40,544,218	USD	49,399,910	Deutsche Bank AG	03/19/21	(148,200)
JPY	4,195,802,673	EUR	33,258,000	Bank of America N.A.	03/19/21	(325,227)
EUR	812,671	USD	990,175	JPMorgan Chase Bank N.A.	03/25/21	(2,834)
EUR	28,294,329	USD	34,474,682	JPMorgan Chase Bank N.A.	03/25/21	(98,958)
EUR	30,863,000	USD	37,623,787	JPMorgan Chase Bank N.A.	03/25/21	(127,299)
JPY	11,017,945,000	USD	106,218,079	Citibank N.A.	04/01/21	(965,761)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	103,467,914	CNH	680,405,000	HSBC Bank USA N.A.	04/01/21	$(1,635,041)
JPY	11,264,955,075	USD	108,600,909	Citibank N.A.	04/02/21	(987,658)
EUR	835,000	USD	1,027,642	Barclays Bank PLC	04/08/21	(12,849)
EUR	40,734,000	USD	50,132,140	Citibank N.A.	04/08/21	(627,241)
JPY	49,650,794	EUR	393,000	UBS AG	04/08/21	(3,281)
JPY	7,116,947,854	EUR	56,333,000	UBS AG	04/08/21	(470,731)
JPY	11,108,274,000	USD	108,297,333	UBS AG	04/08/21	(2,174,117)
EUR	28,364,522	USD	34,915,175	Citibank N.A.	04/09/21	(442,431)
EUR	588,478	USD	724,162	JPMorgan Chase Bank N.A.	04/09/21	(8,957)
USD	43,830,268	INR	3,240,810,000	JPMorgan Chase Bank N.A.	04/09/21	(152,450)
CAD	39,285,000	USD	30,759,688	Bank of America N.A.	04/15/21	(33,535)
EUR	41,028,268	USD	50,214,608	JPMorgan Chase Bank N.A.	04/15/21	(344,635)
EUR	43,427,000	USD	52,881,414	JPMorgan Chase Bank N.A.	04/15/21	(95,775)
JPY	7,532,399,000	USD	72,604,095	UBS AG	04/15/21	(637,783)
USD	63,636,655	EUR	52,452,960	Goldman Sachs International	04/15/21	(120,063)
EUR	31,788,000	USD	38,730,175	HSBC Bank USA N.A.	04/16/21	(90,949)
JPY	7,524,489,000	USD	72,527,977	Morgan Stanley & Co. International PLC	04/16/21	(636,479)
USD	105,767,218	CNH	687,250,000	Barclays Bank PLC	04/22/21	(232,313)
AUD	43,380,000	USD	33,300,223	Morgan Stanley & Co. International PLC	04/23/21	(132,171)
AUD	124,147,000	USD	95,300,203	Morgan Stanley & Co. International PLC	04/23/21	(378,255)
JPY	61,551,000	USD	592,008	BNP Paribas S.A.	04/23/21	(3,885)
JPY	8,036,140,000	USD	77,272,412	BNP Paribas S.A.	04/23/21	(486,749)
MXN	1,165,180,849	USD	57,486,473	Barclays Bank PLC	04/29/21	(1,164,348)
MXN	32,845,151	USD	1,620,749	JPMorgan Chase Bank N.A.	04/29/21	(33,091)
USD	177,929,792	CNH	1,162,490,594	HSBC Bank USA N.A.	04/29/21	(1,275,765)
JPY	11,872,815,408	EUR	94,176,000	Citibank N.A.	04/30/21	(1,054,164)
JPY	1,152,000	USD	11,123	Barclays Bank PLC	04/30/21	(115)
JPY	8,036,248,000	USD	77,604,479	JPMorgan Chase Bank N.A.	04/30/21	(812,104)

						(33,998,266)

						$(13,272,532)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class C	140	02/05/21	USD	1,900.00	USD	25,700	$427,000
Alphabet, Inc., Class C	303	02/19/21	USD	1,920.00	USD	55,623	1,124,130
Capri Holdings Ltd.	4,522	02/19/21	USD	45.00	USD	18,839	974,491
DAX Index	510	02/19/21	EUR	14,000.00	EUR	34,254	385,272
Exxon Mobil Corp	4,884	02/19/21	USD	45.00	USD	21,900	769,230
Global Payments, Inc.	1,362	02/19/21	USD	190.00	USD	24,042	326,880
Global Payments, Inc.	1,349	02/19/21	USD	210.00	USD	23,813	53,960
Invesco QQQ Trust Series	6,833	02/19/21	USD	329.00	USD	214,939	1,947,405
iShares MSCI Emerging Markets	3,615	02/19/21	USD	51.00	USD	19,272	1,098,960
Mastercard, Inc., - Class A	1,492	02/19/21	USD	340.00	USD	47,190	388,666
Merck & Co., Inc.	1,127	02/19/21	USD	85.00	USD	8,686	30,993
Micron Technology, Inc.	5,414	02/19/21	USD	85.00	USD	42,375	701,113
Microsoft Corp.	1,105	02/19/21	USD	215.00	USD	25,632	2,113,312
Microsoft Corp.	1,228	02/19/21	USD	225.00	USD	28,485	1,372,290
Raytheon Technologies Corp.	3,624	02/19/21	USD	65.00	USD	24,183	1,250,280
SPDR S&P 500 ETF Trust	17,822	02/19/21	USD	380.00	USD	659,539	6,549,585
SPDR S&P 500 ETF Trust	7,846	02/19/21	USD	382.00	USD	290,357	2,224,341
SPDR S&P 500 ETF Trust	15,282	02/19/21	USD	400.00	USD	714,383	282,717
SPDR S&P 500 ETF Trust	19,305	02/19/21	USD	395.00	USD	714,420	685,328
SPDR S&P 500 ETF Trust	10,949	02/19/21	USD	385.00	USD	405,190	1,976,294
Vaneck Vectors ETF Trust	1,238	02/19/21	USD	240.00	USD	28,054	352,830
Volvo AB, Class B	3,068	02/19/21	SEK	210.00	SEK	63,446	234,975
Walmart, Inc.	1,576	02/19/21	USD	155.00	USD	22,141	137,900
Alibaba Group Holding Ltd. - ADR	1,722	03/19/21	USD	240.00	USD	43,710	4,205,985

24

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alibaba Group Holding Ltd. - ADR	862	03/19/21	USD	275.00	USD	21,880	$747,785
Alphabet, Inc., Class C	172	03/19/21	USD	2,000.00	USD	31,575	700,040
Apple, Inc.	2,278	03/19/21	USD	145.00	USD	30,060	888,420
Assocurazioni Generali SpA	7,404	03/19/21	EUR	15.00	EUR	10,432	157,240
Assocurazioni Generali SpA	11,391	03/19/21	EUR	15.50	EUR	16,050	146,944
Bank of America Corp.	4,840	03/19/21	USD	25.00	USD	14,351	2,407,900
Comcast Corp., Class A	5,288	03/19/21	USD	52.50	USD	26,213	579,036
iShares MSCI Brazil ETF	11,299	03/19/21	USD	40.00	USD	38,631	502,806
iShares MSCI Emerging Markets	3,375	03/19/21	USD	54.00	USD	17,992	578,813
Lowe’s Cos., Inc.	1,056	03/19/21	USD	170.00	USD	17,619	799,920
Mastercard, Inc., - Class A	823	03/19/21	USD	335.00	USD	26,031	676,918
Microsoft Corp.	1,919	03/19/21	USD	230.00	USD	44,513	2,288,407
Microsoft Corp.	681	03/19/21	USD	225.00	USD	15,796	1,018,095
PayPal Holdings, Inc.	705	03/19/21	USD	250.00	USD	16,519	786,075
SPDR S&P 500 ETF Trust	10,949	03/19/21	USD	385.00	USD	405,190	6,388,741
SPDR S&P 500 ETF Trust	22,277	03/19/21	USD	397.00	USD	824,405	4,544,508
Starwood Property Trust, Inc.	5,739	03/19/21	USD	20.00	USD	10,766	373,035
Union Pacific Corp.	1,375	03/19/21	USD	225.00	USD	27,152	155,026
Vaneck Vectors ETF Trust	2,601	03/19/21	USD	250.00	USD	58,941	968,873
Visa, Inc., Class A	850	03/19/21	USD	210.00	USD	16,426	293,250
SPDR S&P 500 ETF Trust	25,132	03/31/21	USD	395.00	USD	930,060	8,306,126
Alibaba Group Holding Ltd. - ADR	1,601	04/16/21	USD	280.00	USD	40,638	1,709,067
Mastercard, Inc., Class A	701	04/16/21	USD	365.00	USD	22,172	339,985
Raytheon Technologies Corp.	3,644	05/21/21	USD	75.00	USD	24,316	805,324
SPDR S&P 500 ETF Trust	1,235	12/17/21	USD	360.00	USD	45,704	4,735,607

							70,511,878

Put
CBOE Volatility Index	34,968	02/17/21	USD	21.00	USD	115,709	349,680
Amazon.com, Inc.	99	02/19/21	USD	3,350.00	USD	31,741	2,216,362
Amazon.Com, Inc.	39	02/19/21	USD	2,940.00	USD	12,504	164,385
Apple, Inc.	1,016	02/19/21	USD	115.00	USD	13,407	95,504
Comcast Corp., Class A	4,808	02/19/21	USD	47.50	USD	23,833	406,276
Delphi Automotive PLC	2,053	02/19/21	USD	115.00	USD	27,428	297,685
Microsoft Corp.	1,530	02/19/21	USD	215.00	USD	35,490	362,610
SPDR S&P 500 ETF Trust	4,022	02/19/21	USD	345.00	USD	148,842	1,504,228
Walt Disney Co.	722	02/19/21	USD	165.00	USD	12,142	422,370
CBOE Volatility Index	28,572	03/17/21	USD	21.00	USD	94,545	1,142,880
CBOE Volatility Index	3,665	03/17/21	USD	24.00	USD	12,127	421,475
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,489	03/19/21	USD	134.00	USD	115,111	857,389
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,337	03/19/21	USD	133.00	USD	72,370	413,618
Mastercard, Inc., - Class A	753	03/19/21	USD	310.00	USD	23,817	980,782
SPDR Bloomberg Barclays High Yield	5,302	03/19/21	USD	108.00	USD	57,474	821,810

							10,457,054

							$80,968,932

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Citibank N.A.	—	02/18/21	NOK	8.10	NOK	8.1	USD	2,493	$77,853
USD Currency	One Touch	HSBC Bank PLC	—	02/18/21	JPY	100.00	JPY	100.00	USD	4,851	55,403
EUR Currency	One Touch	Bank of America N.A.	—	03/09/21	USD	1.17	USD	1.17	EUR	2,405	187,163

											320,419

Put
EUR Currency	Down-and-out	Bank of America N.A.	—	02/18/21	USD	1.21	USD	1.18	EUR	89,689	274,411
S&P 500	Down-and-out	Goldman Sachs International	23,318	02/19/21	USD	3,523.32	USD	3,152.45	USD	82,157	285,049

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Purchased (continued)

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Put (continued)
S&P 500	Down-and-out	Goldman Sachs International	23,318	02/26/21	USD	3,523.32	USD	3,152.45	USD	82,157	$279,485
EUR Currency	Down-and-out	Bank of America N.A.	—	03/04/21	USD	1.21	USD	1.18	EUR	89,689	487,543

											1,326,488

											$1,646,907

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
EUR Currency	JPMorgan Chase Bank N.A.	—	02/08/21	USD	1.23	EUR	53,025	$21,621
Tempur Sealy International, Inc.	Goldman Sachs International	1,152,266	02/12/21	JPY	1,775.00	JPY	2,084,196	595,901
Givaudan S.A.	UBS AG	1,711	02/19/21	CHF	3,680.00	CHF	6,153	82,060
iShares Russell 2000 Value ETF	Goldman Sachs International	173,836	02/19/21	USD	147.00	USD	24,059	452,610
SPDR Gold Trust	Morgan Stanley & Co. International PLC	71,679	02/19/21	USD	178.00	USD	12,373	82,431
Vanguard Small-Capital Value Index Fund	Morgan Stanley & Co. International PLC	173,627	02/19/21	USD	156.00	USD	25,195	194,882
Wisdomtree Japan Hedged Equity Fund	Goldman Sachs International	218,295	02/19/21	USD	50.00	USD	12,065	1,220,215
Adidas AG	Barclays Bank PLC	63,880	03/19/21	EUR	310.00	EUR	16,737	175,566
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	21,410	03/19/21	EUR	510.00	EUR	10,669	411,996
SPDR Gold Shares	Morgan Stanley & Co. International PLC	302,874	03/19/21	USD	191.10	USD	52,279	124,312
SPDR Gold Trust	Société Générale	174,170	03/19/21	USD	180.00	USD	30,063	377,078
Starbucks Corp.	Citibank N.A.	128,302	03/19/21	USD	107.50	USD	12,421	129,337
Union Pacific Corp.	Goldman Sachs International	106,797	03/19/21	USD	225.00	USD	21,089	99,512
EUR Currency	BNP Paribas S.A.	—	03/23/21	USD	1.22	EUR	160,995	1,076,128
EUR Currency	Citibank N.A.	—	04/01/21	USD	1.23	EUR	161,334	1,246,379
SPDR Gold Trust	JPMorgan Chase Bank N.A.	152,131	04/16/21	USD	181.00	USD	26,259	448,172
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International PLC	575,800	06/18/21	USD	360.00	USD	213,086	16,816,728
Euro Stoxx 50	Credit Suisse International	13,417	12/17/21	EUR	3,400.00	EUR	46,710	4,696,566

								28,251,494

Put
USD Currency	Bank of America N.A.	—	02/03/21	JPY	101.00	USD	285,099	285
AUD Currency	Morgan Stanley & Co. International PLC	—	02/25/21	USD	0.75	AUD	255,753	948,564
USD Currency	Morgan Stanley & Co. International PLC	—	04/12/21	JPY	103.00	USD	173,906	822,749
USD Currency	Goldman Sachs International	—	04/22/21	JPY	101.00	USD	165,335	377,790
EUR Currency	Bank of America N.A.	—	04/28/21	NOK	10.29	EUR	50,048	697,857
USD Currency	Morgan Stanley & Co. International PLC	—	04/28/21	NOK	8.48	USD	50,048	916,434

								3,763,679

								$32,015,173

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)	Value

Put
SPX <= 3,511.53 and USSW10 >= 100.35	Goldman Sachs International	693	03/19/21	USD 2,433	$365,093

					$365,093

(a)	Option only pays if both terms are met on the expiration date.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
30-Year Interest Rate Swap, 02/07/51	3-Month LIBOR, 0.20%	Quarterly	1.33%	Semi-Annual	Citibank N.A.	02/05/21	1.33%	USD	203,479	$4,686
30-Year Interest Rate Swap, 02/11/51	3-Month LIBOR, 0.20%	Quarterly	1.30%	Semi-Annual	Citibank N.A.	02/09/21	1.30	USD	141,342	11,645

26

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)	Value

Call (continued)
30-Year Interest Rate Swap, 02/14/51	3-Month LIBOR, 0.20%	Quarterly	1.33%	Semi-Annual	Citibank N.A.	02/12/21	1.33%	USD 101,739	$35,458
30-Year Interest Rate Swap, 02/18/51	3-Month LIBOR, 0.20%	Quarterly	1.43%	Semi-Annual	Morgan Stanley & Co. International PLC	02/16/21	1.42	USD 105,158	265,448
30-Year Interest Rate Swap, 02/20/51	3-Month LIBOR, 0.20%	Quarterly	1.27%	Semi-Annual	Goldman Sachs International	02/18/21	1.27	USD 153,986	62,960
30-Year Interest Rate Swap, 03/24/51	3-Month LIBOR, 0.20%	Quarterly	1.48%	Semi-Annual	Morgan Stanley & Co. International PLC	03/22/21	1.48	USD 107,599	1,468,862
30-Year Interest Rate Swap, 03/31/51	3-Month LIBOR, 0.20%	Quarterly	1.43%	Semi-Annual	Citibank N.A.	03/29/21	1.43	USD 185,998	2,157,214
30-Year Interest Rate Swap, 04/23/51	3-Month LIBOR, 0.20%	Quarterly	1.48%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/21	1.48	USD 71,732	1,407,760
30-Year Interest Rate Swap, 06/06/51	3-Month LIBOR, 0.20%	Quarterly	1.00%	Semi-Annual	JPMorgan Chase Bank N.A.	06/04/21	1.00	USD 101,372	484,318
30-Year Interest Rate Swap, 06/13/51	3-Month LIBOR, 0.20%	Quarterly	1.00%	Semi-Annual	BNP Paribas S.A.	06/11/21	1.00	USD 33,056	171,559

									6,069,910

Put
30-Year Interest Rate Swap, 02/10/51	0.89%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Citibank N.A.	02/08/21	0.89	USD 57,762	10,279,542
5-Year Interest Rate Swap, 04/08/26	0.60%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	04/06/21	0.60	USD 308,805	776,730
5-Year Interest Rate Swap, 04/08/26	0.60%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	04/06/21	0.60	USD 441,149	1,109,614
5-Year Interest Rate Swap, 04/08/26	0.62%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	04/06/21	0.62	USD 308,805	666,375
5-Year Interest Rate Swap, 05/26/26	0.63%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Morgan Stanley & Co. International PLC	05/24/21	0.63	USD 731,604	2,686,523
5-Year Interest Rate Swap, 05/27/26	0.64%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Deutsche Bank AG	05/25/21	0.64	USD 739,548	2,598,351
5-Year Interest Rate Swap, 05/27/26	0.64%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Nomura International PLC	05/25/21	0.64	USD 739,548	2,598,351

									20,715,486

									$26,785,396

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alphabet, Inc., Class C	140	02/05/21	USD	2,050.00	USD	25,700	$(65,800)
Abbott Laboratories	1,165	02/19/21	USD	120.00	USD	14,398	(687,350)
Alphabet, Inc., Class C	135	02/19/21	USD	2,000.00	USD	24,782	(218,700)
Alphabet, Inc., Class C	303	02/19/21	USD	2,100.00	USD	55,623	(189,375)
Amazon.com, Inc.	140	02/19/21	USD	3,900.00	USD	44,887	(147,700)
Amazon.Com, Inc.	33	02/19/21	USD	3,800.00	USD	10,580	(46,860)
Amazon.Com, Inc.	79	02/19/21	USD	3,600.00	USD	25,329	(229,890)
Apple, Inc.	2,010	02/19/21	USD	135.00	USD	26,524	(844,200)
Apple, Inc.	1,016	02/19/21	USD	140.00	USD	13,407	(268,224)
Bank of America Corp.	4,654	02/19/21	USD	30.00	USD	13,799	(418,860)
Boston Scientific Corp.	3,140	02/19/21	USD	40.00	USD	11,128	(92,630)
Capri Holdings Ltd.	4,522	02/19/21	USD	55.00	USD	18,839	(142,443)
Comcast Corp., Class A	4,808	02/19/21	USD	57.50	USD	23,833	(40,868)
ConocoPhillips	7,878	02/19/21	USD	50.00	USD	31,536	(193,011)
Delphi Automotive PLC	2,053	02/19/21	USD	135.00	USD	27,428	(1,180,475)
Devon Energy Corp.	3,160	02/19/21	USD	23.00	USD	5,201	(22,120)
Exxon Mobil Corp.	4,884	02/19/21	USD	55.00	USD	21,900	(58,608)
Facebook, Inc.	434	02/19/21	USD	320.00	USD	11,212	(15,190)
Global Payments, Inc.	1,362	02/19/21	USD	220.00	USD	24,042	(51,075)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Global Payments, Inc.	1,349	02/19/21	USD	230.00	USD	23,813	$(107,920)
Invesco QQQ Trust Series	10,247	02/19/21	USD	343.00	USD	322,330	(522,597)
Mastercard, Inc., - Class A	1,492	02/19/21	USD	370.00	USD	47,190	(47,744)
Microsoft Corp.	1,105	02/19/21	USD	245.00	USD	25,632	(250,835)
NXP Semiconductors NV	785	02/19/21	USD	195.00	USD	12,597	(24,728)
Penn National Gaming, Inc.	1,414	02/19/21	USD	110.00	USD	14,666	(1,060,500)
Raytheon Technologies Corp.	3,624	02/19/21	USD	75.00	USD	24,183	(134,088)
ServiceNow, Inc.	277	02/19/21	USD	580.00	USD	15,046	(234,065)
Societe Generale SA	6,798	02/19/21	EUR	20.00	EUR	10,495	(8,250)
Starbucks Corp.	2,497	02/19/21	USD	110.00	USD	24,173	(39,952)
TJX Cos., Inc.	2,664	02/19/21	USD	75.00	USD	17,060	(55,944)
Walt Disney Co.	722	02/19/21	USD	190.00	USD	12,142	(111,910)
Alibaba Group Holding Ltd. - ADR	1,722	03/19/21	USD	300.00	USD	43,710	(662,970)
Apple, Inc.	3,294	03/19/21	USD	150.00	USD	43,468	(948,672)
Autodesk, Inc.	813	03/19/21	USD	350.00	USD	22,555	(123,983)
Bank of America Corp.	4,840	03/19/21	USD	28.00	USD	14,351	(1,226,940)
Bank of America Corp.	4,841	03/19/21	USD	30.00	USD	14,354	(677,740)
Bank of America Corp.	2,224	03/19/21	USD	33.00	USD	6,594	(104,528)
Capital One Financial Corp.	2,733	03/19/21	USD	120.00	USD	28,494	(438,646)
Citigroup, Inc.	1,550	03/19/21	USD	52.50	USD	8,988	(1,088,875)
Citigroup, Inc.	4,212	03/19/21	USD	70.00	USD	24,425	(206,388)
Comcast Corp., Class A	5,288	03/19/21	USD	60.00	USD	26,213	(68,744)
Dr. Horton, Inc.	1,620	03/19/21	USD	95.00	USD	12,442	(92,340)
Facebook, Inc.	1,009	03/19/21	USD	305.00	USD	26,065	(297,655)
Freeport-McMoRan, Inc.	3,204	03/19/21	USD	40.00	USD	8,622	(62,478)
Freeport-McMoRan, Inc.	1,601	03/19/21	USD	38.00	USD	4,308	(40,025)
Goldman Sachs Group, Inc.	657	03/19/21	USD	270.00	USD	17,816	(946,080)
HCA Healthcare, Inc.	1,567	03/19/21	USD	185.00	USD	25,461	(427,007)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,489	03/19/21	USD	140.00	USD	115,111	(55,179)
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,377	03/19/21	USD	139.00	USD	235,632	(234,589)
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,000	03/19/21	USD	138.00	USD	271,200	(440,000)
iShares MSCI Brazil ETF	11,299	03/19/21	USD	45.00	USD	38,631	(96,042)
Johnson & Johnson	562	03/19/21	USD	170.00	USD	9,168	(182,650)
JPMorgan Chase & Co.	317	03/19/21	USD	135.00	USD	4,079	(115,705)
JPMorgan Chase & Co.	527	03/19/21	USD	140.00	USD	6,781	(125,163)
JPMorgan Chase & Co.	2,953	03/19/21	USD	150.00	USD	37,996	(243,622)
Lowe’s Cos., Inc.	1,056	03/19/21	USD	190.00	USD	17,619	(210,672)
Lowe’s Cos., Inc.	578	03/19/21	USD	175.00	USD	9,644	(329,460)
Lowe’s Cos., Inc.	578	03/19/21	USD	185.00	USD	9,644	(162,418)
Mastercard, Inc., - Class A	753	03/19/21	USD	370.00	USD	23,817	(150,224)
Mastercard, Inc., Class A	823	03/19/21	USD	360.00	USD	26,031	(259,245)
Micron Technology, Inc.	1,730	03/19/21	USD	87.50	USD	13,541	(392,710)
Microsoft Corp.	561	03/19/21	USD	255.00	USD	13,013	(179,520)
NextEra Energy, Inc.	1,677	03/19/21	USD	85.00	USD	13,562	(339,592)
NextEra Energy, Inc.	1,516	03/19/21	USD	92.50	USD	12,260	(94,750)
NVIDIA Corp.	136	03/19/21	USD	700.00	USD	7,066	(44,540)
PayPal Holdings, Inc.	705	03/19/21	USD	310.00	USD	16,519	(126,900)
PayPal Holdings, Inc.	575	03/19/21	USD	270.00	USD	13,473	(345,000)
PayPal Holdings, Inc.	507	03/19/21	USD	300.00	USD	11,880	(117,371)
salesforce.com, Inc.	2,237	03/19/21	USD	260.00	USD	50,458	(805,320)
Southwest Airlines Co.	2,208	03/19/21	USD	60.00	USD	9,702	(59,616)
SPDR Bloomberg Barclays High Yield	5,302	03/19/21	USD	111.00	USD	57,474	(53,020)
Toll Brothers, Inc.	2,404	03/19/21	USD	55.00	USD	12,284	(570,950)
Truist Financial Corp.	1,630	03/19/21	USD	55.00	USD	7,821	(73,350)
Truist Financial Corp.	1,626	03/19/21	USD	57.50	USD	7,802	(28,455)
Union Pacific Corp.	1,375	03/19/21	USD	245.00	USD	27,152	(31,592)
UWM Holdings, Class A	7,880	03/19/21	USD	15.00	USD	7,809	(551,600)
Walt Disney Co.	1,822	03/19/21	USD	195.00	USD	30,641	(470,987)
Walt Disney Co.	751	03/19/21	USD	190.00	USD	12,630	(249,707)
SPDR S&P 500 ETF Trust	25,132	03/31/21	USD	405.00	USD	930,060	(3,480,782)
Alibaba Group Holding Ltd. - ADR	1,601	04/16/21	USD	320.00	USD	40,638	(576,360)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,007	04/16/21	USD	138.00	USD	108,575	(312,273)

28

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Johnson & Johnson	782	04/16/21	USD	180.00	USD	12,757	$(173,213)
Mastercard, Inc., Class A	701	04/16/21	USD	395.00	USD	22,172	(118,820)
Microsoft Corp.	1,093	04/16/21	USD	285.00	USD	25,353	(152,474)
Morgan Stanley	4,780	04/16/21	USD	85.00	USD	32,050	(231,830)
salesforce.com, Inc.	970	04/16/21	USD	280.00	USD	21,879	(293,425)
Raytheon Technologies Corp.	3,644	05/21/21	USD	85.00	USD	24,316	(315,206)
SPDR S&P 500 ETF Trust	11,771	06/18/21	USD	400.00	USD	435,609	(8,945,960)

							(36,665,275)

Put
Alphabet, Inc., Class C	140	02/05/21	USD	1,750.00	USD	25,700	(296,800)
CBOE Volatility Index	27,802	02/17/21	USD	17.00	USD	91,997	(139,010)
CBOE Volatility Index	21,067	02/17/21	USD	18.00	USD	69,711	(105,335)
Alphabet, Inc., Class C	71	02/19/21	USD	1,495.00	USD	13,034	(22,365)
Amazon.com, Inc.	99	02/19/21	USD	2,800.00	USD	31,741	(210,127)
Amazon.com, Inc.	140	02/19/21	USD	2,840.00	USD	44,887	(361,200)
Amazon.com, Inc.	39	02/19/21	USD	2,660.00	USD	12,504	(43,680)
Amazon.Com, Inc.	39	02/19/21	USD	2,600.00	USD	12,504	(34,320)
Apple, Inc.	2,020	02/19/21	USD	100.00	USD	26,656	(54,540)
Bank of America Corp.	4,654	02/19/21	USD	20.00	USD	13,799	(16,289)
Boston Scientific Corp.	3,140	02/19/21	USD	31.00	USD	11,128	(78,500)
Comcast Corp., Class A	4,808	02/19/21	USD	42.50	USD	23,833	(93,756)
Delphi Automotive PLC	2,053	02/19/21	USD	105.00	USD	27,428	(400,335)
Facebook, Inc.	434	02/19/21	USD	235.00	USD	11,212	(117,614)
Global Payments, Inc.	1,362	02/19/21	USD	155.00	USD	24,042	(228,135)
Global Payments, Inc.	1,349	02/19/21	USD	165.00	USD	23,813	(462,032)
Mastercard, Inc., Class A	962	02/19/21	USD	320.00	USD	30,427	(1,180,855)
Merck & Co., Inc.	1,127	02/19/21	USD	77.50	USD	8,686	(267,099)
Microsoft Corp.	2,082	02/19/21	USD	185.00	USD	48,294	(89,526)
salesforce.com, Inc.	1,365	02/19/21	USD	220.00	USD	30,789	(743,925)
SPDR S&P 500 ETF Trust	4,022	02/19/21	USD	290.00	USD	148,842	(225,232)
Starbucks Corp.	2,497	02/19/21	USD	80.00	USD	24,173	(57,431)
Vulcan Materials Co.	844	02/19/21	USD	110.00	USD	12,587	(37,980)
Walmart, Inc.	1,576	02/19/21	USD	135.00	USD	22,141	(377,452)
Walt Disney Co.	722	02/19/21	USD	140.00	USD	12,142	(60,287)
CBOE Volatility Index	32,237	03/17/21	USD	17.00	USD	106,672	(322,370)
Alphabet, Inc., Class C	172	03/19/21	USD	1,750.00	USD	31,575	(1,084,460)
Apple, Inc.	4,556	03/19/21	USD	115.00	USD	60,121	(1,164,058)
Comcast Corp., Class A	5,288	03/19/21	USD	42.50	USD	26,213	(319,924)
Facebook, Inc.	1,009	03/19/21	USD	205.00	USD	26,065	(162,954)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,337	03/19/21	USD	127.00	USD	72,370	(157,442)
Lowe’s Cos., Inc.	1,056	03/19/21	USD	135.00	USD	17,619	(130,944)
Mastercard, Inc., - Class A	753	03/19/21	USD	280.00	USD	23,817	(363,322)
Mastercard, Inc., Class A	823	03/19/21	USD	270.00	USD	26,031	(294,222)
Microsoft Corp.	681	03/19/21	USD	185.00	USD	15,796	(106,917)
salesforce.com, Inc.	2,237	03/19/21	USD	190.00	USD	50,458	(668,863)
SPDR Bloomberg Barclays High Yield	5,302	03/19/21	USD	99.00	USD	57,474	(145,805)
Starwood Property Trust, Inc.	5,739	03/19/21	USD	17.50	USD	10,766	(315,645)
Truist Financial Corp.	1,630	03/19/21	USD	40.00	USD	7,821	(110,025)
Union Pacific Corp.	1,375	03/19/21	USD	185.00	USD	27,152	(563,013)
Visa, Inc., Class A	850	03/19/21	USD	190.00	USD	16,426	(633,250)
Mastercard, Inc., Class A	701	04/16/21	USD	315.00	USD	22,172	(1,352,930)
Microsoft Corp.	1,093	04/16/21	USD	210.00	USD	25,353	(672,195)
Raytheon Technologies Corp.	3,644	05/21/21	USD	60.00	USD	24,316	(1,031,252)
SPDR S&P 500 ETF Trust	3,923	06/18/21	USD	250.00	USD	145,178	(1,324,012)
SPDR S&P 500 ETF Trust	617	12/17/21	USD	270.00	USD	22,833	(621,010)

							(17,248,438)

							$(53,913,713)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value

Put
Euro Stoxx 50	Down-and-in	Credit Suisse International	13,417	12/17/21	EUR 2,600.00	EUR 2,200.00	EUR 42,381	$(1,471,992)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
EUR Currency	JPMorgan Chase Bank N.A.	—	02/08/21	USD	1.24	EUR	106,049	$(7,850)
Disco Corp.	Morgan Stanley & Co. International PLC	6,465	02/12/21	JPY	36,564.18	JPY	220,298	(6,374)
FANUC Corp.	Goldman Sachs International	11,807	02/12/21	JPY	28,774.09	JPY	322,870	(23,082)
Hoya Corp.	Morgan Stanley & Co. International PLC	82,646	02/12/21	JPY	15,276.93	JPY	1,107,665	(9,436)
Keyence Corp.	UBS AG	8,995	02/12/21	JPY	58,465.00	JPY	505,839	(35,177)
Kose Corp.	Goldman Sachs International	18,553	02/12/21	JPY	17,660.53	JPY	312,330	(31,191)
Recruit Holdings Co. Ltd.	BNP Paribas S.A.	59,033	02/12/21	JPY	4,721.15	JPY	268,962	(23,480)
Ryohin Keikaku Ltd.	Goldman Sachs International	71,964	02/12/21	JPY	2,426.22	JPY	180,237	(78,457)
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. International PLC	81,802	02/12/21	JPY	19,430.67	JPY	1,491,567	(47,436)
Sony Corp.	Goldman Sachs International	32,890	02/12/21	JPY	10,807.24	JPY	329,736	(13,259)
Autodesk, Inc.	Nomura International PLC	62,860	02/19/21	USD	275.00	USD	17,439	(888,133)
SPDR Gold Trust	Morgan Stanley & Co. International PLC	71,908	02/19/21	USD	194.00	USD	12,412	(13,662)
SPDR Gold Trust	Morgan Stanley & Co. International PLC	71,679	02/19/21	USD	196.00	USD	12,373	(79)
Disco Corp.	Morgan Stanley & Co. International PLC	6,465	03/12/21	JPY	38,226.19	JPY	220,298	(12,991)
FANUC Corp.	Goldman Sachs International	11,807	03/12/21	JPY	30,082.01	JPY	322,870	(31,242)
Hoya Corp.	Morgan Stanley & Co. International PLC	82,646	03/12/21	JPY	15,971.34	JPY	1,107,665	(24,991)
Keyence Corp.	UBS AG	8,995	03/12/21	JPY	61,122.50	JPY	505,839	(41,060)
Kose Corp.	Goldman Sachs International	18,553	03/12/21	JPY	18,463.28	JPY	312,330	(48,217)
Recruit Holdings Co. Ltd.	BNP Paribas S.A.	59,033	03/12/21	JPY	4,935.74	JPY	268,962	(28,316)
Ryohin Keikaku Ltd.	Goldman Sachs International	71,964	03/12/21	JPY	2,536.50	JPY	180,237	(74,052)
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. International PLC	81,802	03/12/21	JPY	20,313.88	JPY	1,491,567	(85,093)
Sony Corp.	Goldman Sachs International	32,890	03/12/21	JPY	11,298.48	JPY	329,736	(24,026)
Suzuki Motor Corp.	Goldman Sachs International	145,614	03/12/21	JPY	6,483.72	JPY	688,309	(3,768)
Adidas AG	Barclays Bank PLC	63,880	03/19/21	EUR	340.00	EUR	16,691	(33,805)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	21,410	03/19/21	EUR	560.00	EUR	10,667	(75,815)
Safran SA	UBS AG	76,938	03/19/21	EUR	140.00	EUR	7,970	(12,132)
SPDR Gold Trust	Société Générale	261,252	03/19/21	USD	195.00	USD	45,095	(21,867)
Starbucks Corp.	Citibank N.A.	128,302	03/19/21	USD	122.50	USD	12,421	(25,526)
Union Pacific Corp.	Goldman Sachs International	106,797	03/19/21	USD	245.00	USD	21,089	(24,538)
EUR Currency	BNP Paribas S.A.	—	03/23/21	USD	1.25	EUR	160,995	(280,364)
EUR Currency	Citibank N.A.	—	04/01/21	USD	1.25	EUR	161,334	(370,820)
USD Currency	Morgan Stanley & Co. International PLC	—	04/12/21	JPY	108.00	USD	173,906	(264,685)
iShares iBoxx $ Investment Grade Corporate Bond ETF	UBS AG	800,700	04/16/21	USD	138.00	USD	108,575	(312,273)
SPDR Gold Trust	JPMorgan Chase Bank N.A.	245,638	04/16/21	USD	197.00	USD	42,400	(232,798)
Tencent Holdings Ltd.	Morgan Stanley & Co. International PLC	141,465	04/29/21	HKD	807.59	HKD	97,730	(480,496)

								(3,686,491)

Put
Givaudan S.A	UBS AG	1,711	02/19/21	CHF	3,540.00	CHF	—	(117,269)
iShares Russell 2000 Value ETF	Goldman Sachs International	86,918	02/19/21	USD	130.00	USD	—	(147,761)
SPDR Gold Trust	Morgan Stanley & Co. International PLC	71,679	02/19/21	USD	162.00	USD	12,373	(21,861)
Vanguard Small-Capital Value Index Fund	Morgan Stanley & Co. International PLC	86,813	02/19/21	USD	138.00	USD	—	(156,263)
AUD Currency	Morgan Stanley & Co. International PLC	—	02/25/21	USD	0.73	AUD	255,753	(279,507)
Adidas AG	Barclays Bank PLC	63,880	03/19/21	EUR	260.00	EUR	16,691	(1,095,893)
Givaudan S.A	UBS AG	1,711	03/19/21	CHF	3,680.00	CHF	—	(319,745)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	21,410	03/19/21	EUR	450.00	EUR	10,667	(117,855)
Safran SA	UBS AG	76,938	03/19/21	EUR	100.00	EUR	7,970	(421,090)
SPDR Gold Trust	Société Générale	130,627	03/19/21	USD	160.00	USD	22,548	(100,570)
Union Pacific Corp.	Goldman Sachs International	106,797	03/19/21	USD	190.00	USD	21,089	(678,161)
USD Currency	Morgan Stanley & Co. International PLC	—	04/12/21	JPY	100.00	USD	173,906	(201,731)
SPDR Gold Trust	JPMorgan Chase Bank N.A.	152,131	04/16/21	USD	159.00	USD	26,259	(188,028)

30

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
EUR Currency	Bank of America N.A.	—	04/28/21	NOK	10.08	EUR	50,048	$(291,594)
USD Currency	Morgan Stanley & Co. International PLC	—	04/28/21	NOK	8.31	USD	50,048	(520,752)

								(4,658,080)

								$(8,344,571)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 09/22/31	0.55%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Morgan Stanley & Co. International PLC	09/20/21	0.55%	USD	54,644	$(130,904)

Put
30-Year Interest Rate Swap, 02/10/51	3-Month LIBOR, 0.20%	Quarterly	1.24%	Semi-Annual	Citibank N.A.	02/08/21	1.24	USD	86,644	(7,805,333)
5-Year Interest Rate Swap, 02/10/26	3-Month LIBOR, 0.20%	Quarterly	0.39%	Semi-Annual	Citibank N.A.	02/08/21	0.38	USD	317,693	(2,383,444)
5-Year Interest Rate Swap, 04/08/26	3-Month LIBOR, 0.20%	Quarterly	0.85%	Semi-Annual	Bank of America N.A.	04/06/21	0.85	USD	308,805	(112,751)
5-Year Interest Rate Swap, 04/08/26	3-Month LIBOR, 0.20%	Quarterly	0.85%	Semi-Annual	Bank of America N.A.	04/06/21	0.85	USD	441,149	(161,073)
5-Year Interest Rate Swap, 04/08/26	3-Month LIBOR, 0.20%	Quarterly	0.87%	Semi-Annual	Bank of America N.A.	04/06/21	0.87	USD	308,804	(97,372)
10-Year Interest Rate Swap, 09/22/31	3-Month LIBOR, 0.20%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	09/20/21	1.40	USD	109,287	(1,419,947)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.20%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	129,147	(1,217,052)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.20%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	258,294	(2,434,104)

										(15,631,076)

										$(15,761,980)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	885,749	$(13,559,634)	$(15,241,190)	$1,681,556
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	USD	126,228	(11,027,668)	3,473,310	(14,500,978)
CDX.NA.IG.34.V1	1.00	Quarterly	06/20/25	USD	124,255	(1,799,047)	(1,599,574)	(199,473)

						$(26,386,349)	$(13,367,454)	$(13,018,895)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

ITRAXX.XO.34.V1	5.00%	Quarterly	12/20/25	B		EUR 70,879		$9,502,477	$6,126,195	$3,376,282

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month CAD BA, 0.56%	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD 687,584	$3,920,928	$1,243	$3,919,685
1.06%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		03/28/22	USD 1,037,451	(14,103,998)	4,739	(14,108,737)
0.88%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		08/17/22	USD 577,868	(8,353,173)	3,513	(8,356,686)
0.53%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	06/06/22	(a)	06/06/24	USD 204,209	(643,800)	1,593	(645,393)
1.60%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/24/25	USD 413,546	(20,101,774)	8,665	(20,110,439)
0.35%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		08/27/25	USD 156,818	699,283	1,775	697,508
6-Month LIBOR, 0.22%	Quarterly	0.37%	Semi-Annual	N/A		10/29/25	USD 453,717	(2,340,270)	5,402	(2,345,672)
6-Month LIBOR, 0.22%	Quarterly	0.46%	Semi-Annual	N/A		11/24/25	USD 125,902	(275,504)	1,581	(277,085)
0.69%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		06/24/30	USD 49,810	1,752,958	833	1,752,125
3-Month LIBOR, 0.20%	Quarterly	1.08%	Semi-Annual	N/A		08/19/30	USD 115,494	380,358	1,989	378,369
6-Month LIBOR, 0.22%	Quarterly	0.64%	Semi-Annual	N/A		08/21/30	USD 54,006	(2,150,238)	931	(2,151,169)
6-Month LIBOR, 0.22%	Quarterly	0.68%	Semi-Annual	N/A		09/16/30	USD 20,212	(758,164)	350	(758,514)
6-Month LIBOR, 0.22%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD 30,500	(1,204,126)	530	(1,204,656)
0.71%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		09/25/30	USD 30,500	1,057,014	530	1,056,484
6-Month LIBOR, 0.22%	Quarterly	0.69%	Semi-Annual	N/A		09/30/30	USD 24,400	(890,709)	425	(891,134)
0.76%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		09/30/30	USD 24,400	721,876	425	721,451
0.81%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/25/30	USD 83,002	2,332,579	1,521	2,331,058
0.89%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		07/05/50	USD 37,022	6,600,716	1,187	6,599,529
0.88%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		07/21/50	USD 24,341	4,412,462	794	4,411,668
6-Month LIBOR, 0.22%	Quarterly	1.08%	Semi-Annual	N/A		09/28/50	USD 12,366	(1,582,326)	406	(1,582,732)
6-Month LIBOR, 0.22%	Quarterly	1.08%	Semi-Annual	N/A		09/28/50	USD 53,050	(6,855,183)	1,740	(6,856,923)
6-Month LIBOR, 0.22%	Quarterly	1.07%	Semi-Annual	N/A		10/21/50	USD 36,511	(4,791,065)	1,225	(4,792,290)
1.27%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/24/50	USD 77,818	6,290,112	2,612	6,287,500
6-Month LIBOR, 0.22%	Quarterly	0.97%	Semi-Annual	N/A		10/28/50	USD 29,589	(4,635,470)	973	(4,636,443)
1.17%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/28/50	USD 30,946	3,287,497	1,039	3,286,458
0.98%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/31/50	USD 89,637	13,811,733	3,010	13,808,723
1.30%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/21/50	USD 69,157	5,173,437	2,339	5,171,098
1.22%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/28/50	USD 30,946	2,947,798	1,047	2,946,751
1.45%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/12/50	USD 23,045	871,263	776	870,487
6-Month LIBOR, 0.22%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD 119,778	(12,117,634)	4,039	(12,121,673)
1.27%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/30/50	USD 30,946	2,591,670	1,044	2,590,626
1.45%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/09/51	USD 75,484	3,028,399	2,522	3,025,877
1.52%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/09/51	USD 25,851	550,156	864	549,292
1.63%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/25/51	USD 55,179	(248,294)	1,846	(250,140)
1.48%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/30/51	USD 97,002	3,109,747	3,246	3,106,501
1.58%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		02/01/51	USD 56,803	476,436	1,901	474,535

								$(17,035,306)	$68,655	$(17,103,961)

(a)	Forward Swap.

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid/Received by the Fund	(a)	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

S&P 500 Index Annual Dividend Future December 2021	USD 7,937,925		BNP Paribas S.A.	12/17/21	USD 1	$1,594,125	$—	$1,594,125

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

32

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date(a)	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency

Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 2,965	$4,955	$39	$4,916
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 3,796	6,342	50	6,292
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 1,542	(1,694)	41	(1,735)
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 4,448	(14,691)	118	(14,809)
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 3,265	(16,159)	(411)	(15,748)
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 4,159	(21,960)	(882)	(21,078)
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 4,159	(21,930)	(910)	(21,020)
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	N/A	03/20/21	USD 4,085	(16,986)	(975)	(16,011)
Markit iBoxx USD Liquid Leveraged, 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	03/20/21	USD 2,451	(10,163)	(617)	(9,546)
SHELL: GSCBBL8X (GSCBBL8X), 0.20%	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	N/A	02/22/22	USD 112	(2,346,102)	—	(2,346,102)

								$(2,438,388)	$(3,547)	$(2,434,841)

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	01/26/22 – 05/31/23	$34,964,973	$1,482,520	(c)	$36,536,305	0.3%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(32,904,318)	1,999,521	(e)	(30,900,014)	0.1

				$2,060,655	$3,482,041		$5,636,291

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(88,816) of net dividends and financing fees.
(e)	Amount includes $(4,783) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

	(b)	(d)
Range:	18-175 basis points	18-73 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate (OBFR01)
	USD - 1W US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates January 26, 2022 to May 31, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA	8,805,434	$61,009,754	167.0%

Total Reference Entity — Long		61,009,754

Reference Entity — Short

Common Stocks

China
Beigene Adr Representing Ltd.	(1,093)	(349,760)	(0.9)
China Conch Venture Holdings Ltd.	(370,000)	(1,759,255)	(4.8)
China Evergrande Group	(115,000)	(220,561)	(0.6)
China Literature Ltd.	(84,000)	(797,118)	(2.2)
China Molybdenum Co. Ltd., Class H	(861,000)	(541,279)	(1.5)
China Vanke Ltd. H	(95,600)	(342,043)	(0.9)
Cosco Shipping Holdings Co. Ltd., Class H	(495,500)	(501,532)	(1.4)
Gsx Techedu, Inc., ADR	(2,803)	(294,343)	(0.8)
Longfor Group Holdings Ltd.	(213,500)	(1,202,319)	(3.3)
Microport Scientific Corp	(95,000)	(660,637)	(1.8)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(157,000)	(705,287)	(1.9)
Travelsky Technology Ltd., Class H	(93,000)	(207,215)	(0.6)
Zhongsheng Group Holdings	(17,500)	(102,487)	(0.3)
Zijin Mining Group Co Ltd H	(264,000)	(291,420)	(0.8)

		(7,975,256)

Denmark
Orsted A/S	(2,916)	(553,827)	(1.5)
Vestas Wind Systems A/s	(813)	(174,566)	(0.5)

		(728,393)

France
Air Liquide Sa	(3,784)	(618,861)	(1.7)
Airbus Se	(2,999)	(301,572)	(0.8)
Bouygues SA	(18,200)	(714,018)	(2.0)
Engie	(14,435)	(224,021)	(0.6)
Vinci Sa	(6,839)	(634,168)	(1.7)

		(2,492,640)

Hong Kong
China Resources Gas Group Ltd.	(90,000)	(448,300)	(1.2)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Galaxy Entertainment Group Ltd.	(19,000)	$(143,351)	(0.4)%
Sino Biopharmaceutical Ltd.	(428,000)	(397,338)	(1.1)

		(988,989)

Italy
Atlantia SpA	(32,226)	(510,524)	(1.4)

Norway
Equinor ASA	(39,886)	(714,804)	(2.0)

Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	(155,634)	(235,566)	(0.7)

South Korea
Celltrion Healthcare Co. Ltd.	(7,608)	(974,569)	(2.7)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(7,231)	(605,685)	(1.6)

		(1,580,254)

Spain
Grifols SA	(17,210)	(506,622)	(1.4)

Sweden
Telia Co. AB	(85,687)	(375,505)	(1.0)

Taiwan
Catcher Technology Co. Ltd.	(17,000)	(119,877)	(0.3)
E.sun Financial Holding Co.	(293,000)	(246,921)	(0.7)
Hotai Motor Co. Ltd.	(7,000)	(141,057)	(0.4)

		(507,855)

United Kingdom
Linde Plc	(1,317)	(323,192)	(0.9)
Prudential PLC	(61,049)	(976,748)	(2.7)
SSE PLC	(15,164)	(307,176)	(0.8)

		(1,607,116)

United States
Boeing Co.	(6,026)	(1,170,189)	(3.2)
Chipotle Mexican Grill Inc.	(224)	(331,520)	(0.9)
Honeywell International, Inc.	(2,046)	(399,727)	(1.1)
Keurig Dr Pepper, Inc.	(31,113)	(989,394)	(2.7)
Ppl Corp.	(21,078)	(583,228)	(1.6)
Public Storage	(4,345)	(989,009)	(2.7)
Simon Property Group, Inc.	(19,228)	(1,786,858)	(4.9)

		(6,249,925)

Rights

China
Microport	(400)	0	0.0

Total Reference Entity — Short		(24,473,449)

Net Value of Reference Entity — Citibank N.A.		$36,536,305

34

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
Afterpay Ltd.	(2,552)	$(260,520)	0.9%
National Australia Bank Ltd.	(53,591)	(960,624)	3.1
Ramsay Health Care Ltd.	(4,038)	(193,760)	0.6
Scentre Group	(475,005)	(984,040)	3.2
Transurban Group	(31,109)	(313,458)	1.0

		(2,712,402)

Brazil
Hapvida Participacoes e Investimentos SA	(260,070)	(816,135)	2.7
Raia Drogasil SA	(83,120)	(378,578)	1.2

		(1,194,713)

Canada
Canadian National Railway Co	(1,908)	(193,255)	0.6
Canadian Pacific Railway Ltd.	(1,121)	(376,638)	1.2
CGI, Inc.	(8,605)	(689,746)	2.2
Franco Nevada Corp.	(3,756)	(447,430)	1.5

		(1,707,069)

China
Aluminum Corp. of China Ltd., Class H	(948,000)	(287,552)	0.9
Bilibili, Inc.	(3,952)	(450,093)	1.5
China Southern Airlines Co. Ltd., Class H	(1,358,000)	(756,148)	2.5
Chocoladefabriken Lindt Pc	(196)	(1,698,174)	5.5
Great Wall Motor Co. Ltd., Class H	(359,500)	(1,120,811)	3.6
Innovent Biologics Inc.	(17,500)	(198,927)	0.6
iQIYI, Inc., ADR	(36,670)	(801,239)	2.6
Shenzhou International Group Holdings Ltd.	(18,800)	(366,628)	1.2
Tsingtao Brewery Co. Ltd., Class H	(22,000)	(212,161)	0.7
Xpeng, Inc., ADR	(4,766)	(229,626)	0.7

		(6,121,359)

Denmark
Fresenius Medical Care AG	(7,684)	(621,627)	2.0

France
Dassault Systemes Se	(785)	(156,704)	0.5

Hong Kong
China Gas Holdings Ltd.	(52,200)	(183,716)	0.6
Geely Automobile Holdings Ltd.	(186,000)	(674,211)	2.2
Link REIT	(64,238)	(557,281)	1.8

		(1,415,208)

Japan
Chugai Pharmaceutical Co Ltd.	(3,300)	(172,686)	0.6
Fast Retailing Co. Ltd.	(1,100)	(945,474)	3.1
Nippon Paint Holdings Co. Ltd.	(6,500)	(584,511)	1.9
ORIX Corp.	(26,800)	(430,030)	1.4
Softbank Group Corp.	(4,800)	(371,870)	1.2
Sysmex Corp.	(1,700)	(198,326)	0.6

		(2,702,897)

Security	Shares	Value	% of Basket Value

Mexico
Walmart De Mexico Sab De Cv	(65,870)	$(187,498)	0.6%

Peru
Credicorp Ltd.	(5,002)	(751,951)	2.4

South Africa
Capitec Bank Holdings Ltd,	(11,225)	(1,027,504)	3.3
Shoprite Holdings Ltd.	(24,436)	(225,845)	0.7
Vodacom Group Ltd.	(58,801)	(479,650)	1.6

		(1,732,999)

South Korea
Amorepacific Group	(1,070)	(39,443)	0.1
Samsung C&T Corp.	(2,344)	(271,621)	0.9

		(311,064)

Spain
Aena SME SA	(1,570)	(242,120)	0.8
Amadeus IT Group SA	(13,510)	(862,522)	2.8
Ferrovial SA	(13,622)	(326,567)	1.0

		(1,431,209)

Switzerland
Schindler Holding Part Cert	(477)	(125,892)	0.4

Taiwan
Mega Financial Holding Co Ltd.	(123,000)	(123,535)	0.4

United Kingdom
Compass Group Plc	(42,213)	(754,041)	2.5
London Stock Exchange Group	(10,455)	(1,241,166)	4.0

		(1,995,207)

United States
Avalonbay Communities Inc.	(1,345)	(220,136)	0.7
Cme Group Inc.	(2,691)	(489,062)	1.6
Csx Corp.	(7,988)	(685,011)	2.2
Dollar General Corp.	(2,523)	(491,001)	1.6
Dollar Tree Inc.	(2,803)	(284,953)	0.9
Fiserv Inc.	(13,062)	(1,341,337)	4.3
Hormel Foods Corp.	(14,211)	(665,927)	2.2
Intercontinental Exchange In	(2,299)	(253,695)	0.8
Norfolk Southern Corp.	(3,588)	(848,993)	2.7
O Reilly Automotive Inc.	(617)	(262,515)	0.9
Roper Technologies, Inc.	(2,971)	(1,167,336)	3.8
Welltower Inc.	(9,502)	(575,821)	1.9
Xcel Energy, Inc.	(5,046)	(322,893)	1.0

		(7,608,680)

		(30,900,014)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(30,900,014)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$166,240,825	$1,437,304	$167,678,129
Common Stocks

Argentina	7,604,940	—	—	7,604,940
Australia	—	18,053,096	29,748,335	47,801,431
Brazil	18,624,024	—	—	18,624,024
Canada	193,667,770	21,279,646	—	214,947,416
Cayman Islands	8,634,142	—	—	8,634,142
Chile	2,303,812	—	—	2,303,812
China	153,140,836	513,114,680	—	666,255,516
Denmark	—	37,463,553	—	37,463,553
Finland	—	71,725,105	—	71,725,105
France	328,241	626,686,120	—	627,014,361
Germany	37,135,140	655,577,136	—	692,712,276
Hong Kong	—	209,024,093	—	209,024,093
India	—	80,644,692	15,136,989	95,781,681
Indonesia	—	8,224,338	—	8,224,338
Ireland	128,452,787	26,740,582	—	155,193,369
Israel	61,658,288	—	—	61,658,288
Italy	—	390,541,450	—	390,541,450
Japan	—	611,696,074	—	611,696,074
Luxembourg	—	5,756,873	—	5,756,873
Mexico	597,279	—	—	597,279
Netherlands	117,747,453	609,380,413	—	727,127,866
Norway	4,312,178	—	—	4,312,178
Poland	15,431,515	323,695	—	15,755,210
Portugal	4,560,669	—	—	4,560,669
Saudi Arabia	—	190,230	—	190,230
Singapore	—	18,376,724	—	18,376,724
South Africa	681,930	13,663,985	—	14,345,915
South Korea	—	134,771,325	—	134,771,325
Spain	—	76,193,446	—	76,193,446

36

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Sweden	$—	$239,145,452	$—	$239,145,452
Switzerland	11,448,071	127,610,675	—	139,058,746
Taiwan	—	328,792,243	—	328,792,243
Thailand	5,204,651	6,992,167	—	12,196,818
Turkey	—	911,932	—	911,932
United Arab Emirates	—	—	30	30
United Kingdom	44,487,689	493,729,519	—	538,217,208
United States	10,683,632,510	571,185,050	29,147,630	11,283,965,190
Zambia	21,003,108	—	—	21,003,108
Corporate Bonds	—	1,384,162,336	179,255,305	1,563,417,641
Floating Rate Loan Interests	—	277,472,718	122,401,978	399,874,696
Foreign Agency Obligations	—	2,093,074,362	—	2,093,074,362
Investment Companies	1,276,852,170	—	—	1,276,852,170
Municipal Bonds	—	35,858,704	—	35,858,704
Non-Agency Mortgage-Backed Securities	—	184,337,657	—	184,337,657
Preferred Securities
Capital Trusts	—	83,169,510	—	83,169,510
Preferred Stocks
Brazil	5,378,144	—	9,262,795	14,640,939
Germany	—	609,688	—	609,688
United States	58,928,821	39,393,946	279,306,226	377,628,993
India	—	—	10,709,684	10,709,684
France	—	—	104,890,029	104,890,029
Trust Preferreds	44,443,035	—	—	44,443,035
U.S. Government Sponsored Agency Securities	—	8,876,822	—	8,876,822
U.S. Treasury Obligations	—	604,522,787	—	604,522,787
Warrants	1,515	—	1,191,070	1,192,585
Short-Term Securities
Time Deposits	—	3,893,858	—	3,893,858
U.S. Treasury Obligations	—	718,979,887	—	718,979,887
Options Purchased
Equity Contracts	80,813,906	26,626,926	—	107,440,832
Foreign Currency Exchange Contracts	—	7,190,180	—	7,190,180
Interest Rate Contracts	—	26,785,396	—	26,785,396
Other Contracts	—	—	365,093	365,093
Unfunded Floating Rate Loan Interests	—	—	—	—
Liabilities
Investments
Investments Sold Short
Common StocksCommon Stocks (continued)	(187,402,064)	—	—	(187,402,064)

	$12,799,672,560	$11,558,989,896	$782,852,468	25,141,514,924

Investments Valued at NAV				676,545,526

				$25,818,060,450

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$360,458	$—	$—	$360,458
Credit Contracts	—	6,069,206	—	6,069,206
Equity Contracts	9,456,770	5,087,374	—	14,544,144
Foreign Currency Exchange Contracts	—	20,725,734	—	20,725,734
Interest Rate Contracts	936,745	63,985,725	—	64,922,470
Liabilities
Credit Contracts	—	(15,998,210)	—	(15,998,210)
Equity Contracts	(70,827,430)	(11,191,514)	—	(82,018,944)
Foreign Currency Exchange Contracts	—	(36,215,569)	—	(36,215,569)
Interest Rate Contracts	(27,715,722)	(96,851,666)	—	(124,567,388)

	$(87,789,179)	$(64,388,920)	$—	$(152,178,099)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Options Purchased	Preferred Stocks	Warrants	Total

Assets
Opening balance, as of October 31, 2020	$910,739	$60,663,099	$178,551,055	$95,288,584	$—	$240,659,571	$922,133	$576,995,181
Transfers into Level 3	—	—	—	32,552,207	—	—	—	32,552,207
Transfers out of Level 3	—	—	—	(42,378,453)	—	—	—	(42,378,453)
Accrued discounts/premiums	—	—	(71,271)	98,828	—	—	—	27,557
Net realized gain (loss)	—	—	—	449	—	—	—	449
Net change in unrealized appreciation (depreciation)(a)(b)	26,690	5,433,629	775,521	2,343,971	26,651	123,665,876	268,937	132,541,275
Purchases	499,875	7,936,256	—	34,519,710	338,442	63,485,720	—	106,780,003
Sales	—	—	—	(23,318)	—	(23,642,433)	—	(23,665,751)

Closing balance, as of January 31, 2021	$1,437,304	$74,032,984	$179,255,305	$122,401,978	$365,093	$404,168,734	$1,191,070	$782,852,468

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021(b)	$26,690	$5,921,619	$775,521	$2,343,971	$26,651	$130,517,879	$—	$139,612,331

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $72,039,269. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets

Common Stocks(b)	$73,929,348	Market	Revenue Multiple	7.50x - 16.00x		8.06x
			EBITDA Multiple	13.75x		—
			Time to Exit	1.3 years		—
			Volatility	61%		—
		Income	Discount Rate	16%		—

Corporate Bonds	179,255,304	Income	Discount Rate	16 - 29%		17%

Floating Rate Loan Interests(c)	52,268,743	Income	Discount Rate	4% - 11%		6%

Preferred Stocks(d)(e)	404,168,734	Market	Revenue Multiple	2.40x - 16.00x		8.31x
			Time to Exit	0.7 years -2.5 years		1.5 years
			Volatility	45% - 62%		59%
			Recent Transactions	—		—
		Income	Discount Rate	28%		—

Warrants	1,191,070	Market	Revenue Multiple	7.50x - 10.00x		8.34x
			Time to Exit	0.7 years - 2.3 years		1.8 years
			Volatility	45% -62%		51%

	$ 710,813,199

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

38

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Allocation Fund, Inc.

(b)

For the period ended January 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $27,974,596 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period ended January 31, 2021, the valuation technique for investments classified as Floating Rate Interests amounting to $32,796,348 changed to Discounted Cash Flow. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period ended January 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $174,133,087 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(e)

For the period ended January 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $48,607,539 changed to Transaction Price Approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation (continued)

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SPDR	Standard & Poor’s Depository Receipt

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39